UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 24.4%
Banks — 9.8%
ANZ Capital Trust II(a)(b)
$3,500,000	5.360%		12/29/49	$3,583,125
Astoria Financial Corp.(a)
4,050,000	5.750		10/15/12	4,149,823
Bank of America Corp.
3,250,000	5.750		12/01/17	3,380,531
2,725,000	5.625		07/01/20	2,779,465
2,375,000	5.875		01/05/21	2,473,578
Bank of Nova Scotia(b)
18,400,000	1.450		07/26/13	18,402,245
BBVA Bancomer SA(b)
3,775,000	7.250		04/22/20	4,009,867
Canadian Imperial Bank of Commerce(b)
8,000,000	2.000		02/04/13	8,143,024
2,700,000	2.600		07/02/15	2,714,718
Capital One Bank USA NA
1,825,000	8.800		07/15/19	2,244,418
Cie de Financement Foncier(b)
7,300,000	1.625		07/23/12	7,334,259
1,100,000	2.125		04/22/13	1,109,360
Citigroup, Inc.
7,125,000	5.000		09/15/14	7,339,478
5,150,000	5.375		08/09/20	5,333,833
Credit Agricole SA(a)(b)(c)
1,500,000	8.375		10/13/49	1,541,250
Credit Suisse of New York
1,575,000	4.375		08/05/20	1,537,690
Discover Bank
2,075,000	8.700		11/18/19	2,439,026
DnB NOR Boligkreditt AS(b)
8,100,000	2.100		10/14/15	7,703,076
Fifth Third Bank(c)
4,025,000	0.394		05/17/13	3,868,943
HSBC Bank USA NA
3,225,000	4.875		08/24/20	3,181,184
ING Bank NV(b)
8,800,000	2.500		01/14/16	8,583,670
Intesa Sanpaolo SPA(b)
5,075,000	3.625		08/12/15	4,906,195
JPMorgan Chase & Co.
4,250,000	7.250		02/01/18	5,035,798
1,150,000	6.550	(a)	09/29/36	1,157,068
JPMorgan Chase Capital XXV
1,600,000	6.800		10/01/37	1,619,667
Lloyds TSB Bank PLC(b)
2,775,000	6.500		09/14/20	2,553,089
MUFG Capital Finance 1 Ltd.(a)(c)
4,650,000	6.346		07/25/49	4,696,500
Regions Financial Corp.
3,475,000	5.750		06/15/15	3,414,187
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		07/30/49	3,622,661
Royal Bank of Scotland PLC
1,950,000	4.875	(b)	08/25/14	1,997,132
2,800,000	5.625		08/24/20	2,742,956
Santander Issuances SA Unipersonal(a)(b)(c)
1,600,000	5.805		06/20/16	1,551,210
Sovereign Bank(a)(c)
250,000	1.997		08/01/13	250,159
Sparebanken 1 Boligkreditt(b)
14,400,000	1.250		10/25/13	14,303,347

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Stadshypotek AB(b)
$14,400,000	1.450%		09/30/13	$14,382,590
The Toronto-Dominion Bank(b)
7,000,000	2.200		07/29/15	6,885,746

				170,970,868

Brokerage — 0.7%
Merrill Lynch & Co., Inc.
2,950,000	6.400		08/28/17	3,154,727
Morgan Stanley & Co.
2,975,000	6.000		05/13/14	3,207,752
4,825,000	6.625	(a)	04/01/18	5,279,927

				11,642,406

Chemicals(a) — 0.2%
The Dow Chemical Co.
3,500,000	7.600		05/15/14	4,028,667

Consumer Products(a) — 0.1%
Whirlpool Corp.
1,025,000	8.000		05/01/12	1,104,238
1,375,000	8.600		05/01/14	1,585,858

				2,690,096

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500		09/30/14	1,830,900

Electric(a) — 0.7%
Arizona Public Service Co.
2,590,000	5.800		06/30/14	2,852,741
Edison International
3,475,000	3.750		09/15/17	3,437,548
Nevada Power Co.
2,725,000	7.125		03/15/19	3,230,781
Progress Energy, Inc.
3,075,000	7.050		03/15/19	3,630,008

				13,151,078

Energy — 1.9%
Anadarko Petroleum Corp.(a)
3,800,000	6.375		09/15/17	4,129,744
BP Capital Markets PLC
1,800,000	5.250		11/07/13	1,952,522
2,375,000	3.875		03/10/15	2,449,198
3,000,000	4.500	(a)	10/01/20	2,994,222
Dolphin Energy Ltd.(a)(b)
1,615,075	5.888		06/15/19	1,726,192
Gaz Capital SA for Gazprom(d)
2,130,000	9.250		04/23/19	2,609,250
Nexen, Inc.(a)
1,450,000	7.500		07/30/39	1,576,424
Pemex Project Funding Master Trust(a)
3,470,000	6.625		06/15/35	3,487,350
Suncor Energy, Inc.(a)
1,950,000	6.100		06/01/18	2,232,851
Talisman Energy, Inc.(a)
2,900,000	7.750		06/01/19	3,566,982
Transocean, Inc.(a)
1,000,000	4.950		11/15/15	1,032,064
4,625,000	6.500		11/15/20	4,899,645

				32,656,444

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc.(a)
$4,400,000	4.125%	01/15/15	$4,627,321
2,850,000	7.750 (b)	01/15/19	3,546,392
Kraft Foods, Inc.
2,225,000	6.125	08/23/18	2,539,329
1,975,000	6.500	02/09/40	2,200,061
Wm. Wrigley Jr. Co.(a)(b)
1,400,000	3.700	06/30/14	1,442,080

			14,355,183

Health Care — Medical Products(a) — 1.1%
Agilent Technologies, Inc.
4,105,000	5.500	09/14/15	4,435,125
Boston Scientific Corp.
4,025,000	4.500	01/15/15	4,100,721
Covidien International Finance SA
2,100,000	4.200	06/15/20	2,091,235
Hospira, Inc.
2,125,000	5.600	09/15/40	2,079,791
Life Technologies Corp.
3,145,000	6.000	03/01/20	3,384,811
2,650,000	5.000	01/15/21	2,665,607

			18,757,290

Health Care — Services(a) — 0.1%
Laboratory Corp. of America Holdings
1,175,000	3.125	05/15/16	1,155,600
1,325,000	4.625	11/15/20	1,306,486

			2,462,086

Life Insurance — 0.8%
MetLife Capital Trust X(a)(b)
2,000,000	9.250	04/08/38	2,350,000
Prudential Financial, Inc.(a)
7,350,000	4.500	11/15/20	7,192,694
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	568,361
The Northwestern Mutual Life Insurance Co.(a)(b)
4,175,000	6.063	03/30/40	4,611,471

			14,722,526

Media — Cable — 0.2%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,389,868
2,050,000	9.455	11/15/22	2,748,983

			4,138,851

Media — Non Cable(a) — 0.4%
NBC Universal, Inc.(b)
4,625,000	4.375	04/01/21	4,483,858
WPP Finance UK
1,834,000	8.000	09/15/14	2,110,485

			6,594,343

Metals & Mining(a) — 0.5%
Anglo American Capital PLC(b)
1,375,000	9.375	04/08/19	1,849,561
Freeport-McMoRan Copper & Gold, Inc.
3,544,000	8.375	04/01/17	3,907,260

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Metals & Mining(a) — (continued)
Teck Resources Ltd.
	$2,450,000	10.750%	05/15/19	$3,185,000

				8,941,821

Noncaptive — Financial — 0.6%
Capital One Capital III(a)
	1,225,000	7.686	08/15/36	1,231,125
General Electric Capital Corp.
	1,300,000	6.000	06/15/12	1,390,756
HSBC Finance Corp.
	5,875,000	5.700	06/01/11	5,988,787
SLM Corp.
AUD	1,500,000	6.000	05/10/12	1,456,593

				10,067,261

Pharmaceuticals(a) — 0.2%
Watson Pharmaceuticals, Inc.
	$2,700,000	5.000	08/15/14	2,863,547

Pipelines(a) — 2.3%
Boardwalk Pipelines LP
	4,400,000	5.875	11/15/16	4,795,956
CenterPoint Energy Resources Corp. Series B
	4,075,000	5.950	01/15/14	4,435,091
DCP Midstream LLC(b)
	2,205,000	9.750	03/15/19	2,849,566
El Paso Pipeline Partners Operating Co. LLC
	1,650,000	6.500	04/01/20	1,728,375
Energy Transfer Partners LP
	1,750,000	5.950	02/01/15	1,908,621
	1,825,000	9.700 (d)	03/15/19	2,344,884
Enterprise Products Operating LLC
	6,225,000	5.900	04/15/13	6,747,714
Tennessee Gas Pipeline Co.
	1,450,000	8.375	06/15/32	1,660,159
The Williams Cos., Inc.
	2,525,000	8.750	03/15/32	3,098,310
TransCanada PipeLines Ltd.(c)
	3,200,000	6.350	05/15/67	3,152,000
Valmont Industries, Inc.
	3,100,000	6.625	04/20/20	3,234,534
Williams Partners LP/Williams Partners Finance Corp.
	2,975,000	7.250	02/01/17	3,455,549

				39,410,759

Property/Casualty Insurance(a) — 1.2%
Alleghany Corp.
	3,475,000	5.625	09/15/20	3,403,871
Arch Capital Group Ltd.
	1,575,000	7.350	05/01/34	1,628,590
Axis Specialty Finance LLC
	2,350,000	5.875	06/01/20	2,328,320
CNA Financial Corp.
	500,000	5.850	12/15/14	528,024
Endurance Specialty Holdings Ltd.
	1,325,000	6.150	10/15/15	1,390,560
QBE Insurance Group Ltd.(b)(c)
	3,150,000	5.647	07/01/23	2,986,184
The Chubb Corp.(c)
	4,225,000	6.375	03/29/67	4,394,000
Transatlantic Holdings, Inc.
	2,025,000	8.000	11/30/39	2,071,147

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance(a) — (continued)
ZFS Finance USA Trust I(b)(c)
$3,050,000	5.875%	05/09/32	$2,976,038

			21,706,734

Real Estate Investment Trusts(a) — 1.5%
Developers Diversified Realty Corp.
2,300,000	7.500	04/01/17	2,564,500
Duke Realty LP
3,025,000	5.950	02/15/17	3,197,837
HCP, Inc.
2,950,000	6.000	01/30/17	3,110,188
Healthcare Realty Trust, Inc.
2,400,000	6.500	01/17/17	2,585,844
Kilroy Realty LP
1,125,000	5.000	11/03/15	1,115,919
1,225,000	6.625	06/01/20	1,209,592
Liberty Property LP
1,100,000	7.250	03/15/11	1,112,588
ProLogis(d)
950,000	2.250	04/01/37	946,078
1,200,000	1.875	11/15/37	1,198,051
Simon Property Group LP
3,350,000	10.350	04/01/19	4,575,260
1,275,000	4.375	03/01/21	1,251,434
WCI Finance LLC(b)
2,986,000	5.400	10/01/12	3,165,530

			26,032,821

Retailers(a)(c) — 0.3%
CVS Caremark Corp.
4,790,000	6.302	06/01/37	4,631,969

Schools(a) — 0.2%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,332,384

Tobacco — 0.2%
Altria Group, Inc.
2,475,000	9.700	11/10/18	3,250,625

Wireless Telecommunications(a) — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC
1,175,000	8.500	11/15/18	1,537,911

Wirelines Telecommunications(a) — 0.4%
Qwest Corp.
1,550,000	8.375	05/01/16	1,836,750
Telecom Italia Capital SA
1,225,000	4.950	09/30/14	1,247,366
3,625,000	7.200	07/18/36	3,404,610

			6,488,726

TOTAL CORPORATE OBLIGATIONS			$427,265,296

Mortgage-Backed Obligations — 53.5%
Adjustable Rate Non-Agency(c) — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$53,413	3.002%	08/25/33	$52,330
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-02, Class 3A2
551,777	5.750	07/25/36	409,777
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,560,309	0.531	10/25/35	963,465

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
$32,126	3.321%	08/25/33	$29,916
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
49,852	2.593	03/25/33	44,364
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
4,582,200	0.551	10/19/45	3,114,571
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,274,119	0.501	01/19/36	747,351
Lehman XS Trust Series 2005-5N, Class 3A1A
5,660,234	0.561	11/25/35	4,328,735
Lehman XS Trust Series 2005-9N, Class 1A1
6,553,903	0.531	02/25/36	4,154,365
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,645,793	1.178	12/25/46	948,676
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
7,648,097	6.272	11/25/37	3,778,006
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,724,843	1.057	07/20/33	1,531,742
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
111,888	2.657	02/25/33	102,323

			20,205,621

Collateralized Mortgage Obligations — 3.5%
Interest Only(c)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(f)
$272,676	0.000%	11/25/32	$—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(f)
971,460	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(f)
1,249,614	0.000	08/25/33	1
FNMA REMIC Series 2004-47, Class EI(f)
2,941,751	0.000	06/25/34	49,251
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0
4,448,080	0.764	06/25/33	39,128

			88,381

Inverse Floaters(c) — 0.1%
GNMA Series 2001-48, Class SA
109,855	25.640	10/16/31	159,253
GNMA Series 2001-51, Class SA
207,321	31.371	10/16/31	316,326
GNMA Series 2001-51, Class SB
214,255	25.640	10/16/31	326,169
GNMA Series 2002-13, Class SB
260,461	36.350	02/16/32	436,004

			1,237,752

Inverse Floating Rate — Interest Only(c)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
2,294,804	7.439	04/25/17	67,754

Planned Amortization Class — 0.1%
FHLMC REMIC Series 2639, Class UL
142,256	4.750	03/15/22	148,357
FHLMC REMIC Series 2775, Class MC
266,327	5.000	08/15/27	266,076
FHLMC REMIC Series 2949, Class WV
691,862	5.000	12/15/20	691,394
FNMA REMIC Series 2003-134, Class ME
182,449	4.500	06/25/33	190,281

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — (continued)
FNMA REMIC Series 2004-64, Class BA
	$124,855	5.000%	03/25/34	$130,269

				1,426,377

Regular Floater(c) — 2.6%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(b)
	8,100,000	1.684	05/17/60	8,089,286
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(b)
	3,123,023	0.811	02/25/48	3,122,611
FHLMC REMIC Series 3038, Class XA(f)
	114,062	0.000	09/15/35	113,660
FNMA REMIC Series 2004-62, Class DI(e)(f)
	1,266,432	0.000	07/25/33	14,697
FNMA REMIC Series 2004-71, Class DI(e)(f)
	3,160,952	0.000	04/25/34	23,416
FNMA REMIC Series 2006-48, Class VF
	79,450	0.611	02/25/20	79,507
FNMA REMIC Series 2007-56, Class GY(f)
	12,919	0.000	06/25/37	12,738
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	1,934,514	1.380	01/20/44	2,421,028
Granite Mortgages PLC Series 2004-3, Class 2A1
	$584,238	0.444	09/20/44	547,138
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	735,009	1.164	09/20/44	919,823
Holmes Master Issuer PLC Series 2010-1A, Class A2(b)
	$3,500,000	1.671	10/15/54	3,499,958
NCUA Guaranteed Notes Series 2010-A1, Class A
	4,300,000	0.661	12/07/20	4,304,515
NCUA Guaranteed Notes Series 2010-R2, Class 1A
	8,544,604	0.635	11/06/17	8,541,934
Permanent Master Issuer PLC Series 2006-1, Class 6A1
GBP	3,200,000	0.860	04/15/20	4,823,738
Silverstone Master Issuer Series 2010-1A, Class A1(b)
	$8,600,000	1.684	01/21/55	8,608,677

				45,122,726

Sequential Fixed Rate — 0.5%
FHLMC REMIC Series 2664, Class MA
	136,914	5.000	04/15/30	139,019
FHLMC REMIC Series 2796, Class AB
	35,657	5.500	10/15/31	36,087
NCUA Guaranteed Notes Series 2010-C1, Class APT
	7,463,021	2.650	10/29/20	7,262,512
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	1,576,752	1.840	10/07/20	1,559,013

				8,996,631

Sequential Floating Rate(c) — 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
	4,658,603	0.716	10/07/20	4,654,964

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$61,594,585

Commercial Mortgage-Backed Securities — 4.1%
Agency(c) — 0.0%
FNMA Series 2001-M2, Class C
	$31,028	6.300%	09/25/15	$31,007

Sequential Fixed Rate — 3.1%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
	10,500,000	5.223	08/15/48	10,852,518

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$14,544,530	6.278%	11/15/39	$14,932,055
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
11,500,000	5.444	03/10/39	12,151,401
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	9,548,850
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,376,399

			53,861,223

Sequential Floating Rate(c) — 1.0%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
6,000,000	5.808	08/10/45	6,271,535
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	10,915,380

			17,186,915

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$71,079,145

Federal Agencies — 44.8%
Adjustable Rate FNMA(c) — 1.1%
$21,914	2.592%	06/01/33	$22,871
2,880,557	2.652	07/01/34	3,024,280
8,062,307	2.572	09/01/34	8,425,700
5,927,981	2.710	05/01/35	6,226,988
2,199,145	2.192	06/01/35	2,274,963

			19,974,802

FHLMC — 8.5%
479,595	6.500	12/01/13	522,833
5,593	5.500	06/01/14	6,000
1,121	7.000	10/01/14	1,214
189,717	6.000	12/01/14	201,354
9,219	7.000	05/01/15	9,993
31,877	8.000	07/01/15	34,913
9,625	7.000	02/01/16	10,505
16,358	7.000	03/01/16	17,816
303,279	7.500	05/01/16	333,602
1,534	5.000	11/01/16	1,632
1,666	5.000	12/01/16	1,773
5,944	5.000	01/01/17	6,342
29,002	5.000	02/01/17	30,944
16,490	5.000	03/01/17	17,594
2,297	5.000	04/01/17	2,450
151,745	5.000	09/01/17	161,908
387,014	5.000	10/01/17	412,931
1,032	7.000	10/01/17	1,160
227,850	5.000	11/01/17	243,107
85,021	5.000	12/01/17	90,715
132,834	5.000	01/01/18	141,748
360,542	5.000	02/01/18	385,219
252,289	5.000	03/01/18	269,662
153,361	5.000	04/01/18	163,911
95,758	5.000	05/01/18	102,388
72,140	5.000	06/01/18	77,190
143,889	5.000	07/01/18	154,020
50,430	5.000	08/01/18	53,898
214,221	4.500	09/01/18	225,760
21,781	5.000	10/01/18	23,242
38,417	5.000	11/01/18	40,994

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$332,225	5.000%	06/01/19	$354,404
1,756,309	4.500	10/01/23	1,847,817
199,591	5.500	10/01/25	214,000
285,405	5.500	11/01/25	306,008
36,472	7.000	06/01/26	41,114
56,281	7.500	03/01/27	64,699
55,339	7.500	12/01/30	62,350
34,844	7.500	01/01/31	39,258
247,759	6.500	10/01/33	278,032
830,582	5.000	12/01/35	873,441
2,331	5.500	02/01/36	2,504
28,358	6.000	04/01/37	31,093
8,022	6.000	07/01/37	8,796
371,150	6.000	09/01/37	407,410
1,230,066	5.500	02/01/38	1,310,484
304,344	6.000	07/01/38	334,381
137,885	6.500	09/01/38	152,582
2,846,749	5.500	10/01/38	3,031,690
20,750	6.000	10/01/38	22,820
6,969,868	6.000	11/01/38	7,657,326
3,655,034	5.500	12/01/38	3,892,485
372,303	6.000	12/01/38	409,432
187,981	6.000	01/01/39	206,934
766,686	5.500	02/01/39	816,494
1,132,893	5.000	06/01/39	1,188,037
6,980,513	4.500	09/01/39	7,199,117
371,033	4.500	10/01/39	382,714
7,425,592	5.500	01/01/40	7,907,999
1,000,000	3.000	TBA — 15yr(g)	978,437
42,000,000	4.000	TBA — 30yr(g)	41,691,560
12,000,000	5.000	TBA — 30yr(g)	12,585,937
31,000,000	5.500	TBA — 30yr(g)	33,031,954
17,000,000	4.500	TBA — 30yr(g)	17,423,672

			148,501,799

FNMA — 30.9%
1,154,183	7.040	08/01/15	1,278,896
159,032	8.500	10/01/15	165,268
6,110	7.000	01/01/16	6,672
295,015	6.000	12/01/16	320,912
32,082	5.000	12/01/17	34,335
1,545,603	4.500	05/01/18	1,629,791
3,592,240	4.500	06/01/18	3,792,894
193,754	5.000	06/01/18	207,229
2,783,812	4.000	07/01/18	2,903,064
1,958,397	4.500	07/01/18	2,070,101
1,310,356	4.000	08/01/18	1,366,489
1,694,049	4.500	08/01/18	1,790,861
36,752	6.000	08/01/18	40,088
10,225,189	4.000	09/01/18	10,663,211
2,174	6.500	10/01/18	2,386
87,620	5.000	05/01/19	93,965
4,359,936	6.000	09/01/19	4,748,498
5,373,093	6.000	12/01/20	5,851,949
205,255	6.000	03/01/21	223,872
166,174	6.000	06/01/21	181,246
267,176	6.000	08/01/21	291,409
359,835	6.000	10/01/22	392,524
910,322	5.500	09/01/23	981,654
200,421	5.500	10/01/23	216,502

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$368,460	7.000%	08/01/27	$412,192
12,222	6.500	09/01/27	13,590
1,007,742	7.000	03/01/28	1,125,958
12,444	6.500	05/01/28	13,837
3,010	5.500	01/01/29	3,235
435	5.500	04/01/29	470
5,126	7.500	12/01/30	5,732
6,159	8.000	01/01/31	6,218
20,941	8.000	02/01/31	23,469
250,444	7.000	03/01/31	280,552
22,743	5.500	02/01/33	24,466
452,979	5.500	03/01/33	487,288
51,358	5.500	05/01/33	55,248
37,899	5.000	07/01/33	39,875
61,077	5.000	07/01/33	64,501
13,026	5.500	07/01/33	14,009
378,878	5.000	08/01/33	399,979
125,720	5.500	08/01/33	135,203
49,445	5.000	09/01/33	52,222
247,469	5.500	09/01/33	266,135
8,653	6.500	09/01/33	9,731
4,422	5.500	10/01/33	4,755
36,521	5.000	11/01/33	38,579
62,534	5.500	11/01/33	67,251
23,001	5.000	12/01/33	24,297
14,108	5.500	12/01/33	15,172
22,596	5.000	01/01/34	23,869
24,987	5.500	01/01/34	26,865
51,380	5.500	02/01/34	55,239
14,792	5.000	03/01/34	15,626
6,039	5.500	03/01/34	6,493
8,518	5.500	04/01/34	9,155
1,058,215	5.500	05/01/34	1,138,019
37,459	5.500	07/01/34	40,284
13,276	5.500	08/01/34	14,274
804	5.500	10/01/34	864
508,155	5.500	12/01/34	546,088
2,097	6.000	12/01/34	2,296
632,312	5.000	04/01/35	666,497
40,614	5.500	04/01/35	43,639
35,937	5.500	07/01/35	38,614
1,401	5.500	08/01/35	1,506
68,889	5.500	09/01/35	74,031
54,360	5.500	11/01/35	58,418
6,560	5.500	12/01/35	7,050
9,597	5.500	01/01/36	10,396
58,800	5.500	02/01/36	63,686
3,025,744	5.500	03/01/36	3,255,390
144,275	6.000	03/01/36	157,677
33,382	5.500	04/01/36	36,161
30,920	6.000	04/01/36	33,792
857,549	6.000	11/01/36	934,143
724,998	6.000	01/01/37	789,817
7,602	5.500	02/01/37	8,171
14,245	5.500	04/01/37	15,304
15,044	5.500	05/01/37	16,163
6,583	5.500	06/01/37	7,072
308,262	6.000	06/01/37	335,094
50,055	6.000	07/01/37	54,369
878	5.500	08/01/37	944
1,040,302	6.000	08/01/37	1,129,990
721,072	6.000	09/01/37	783,238
2,145,236	6.000	10/01/37	2,330,182
4,327,300	6.000	11/01/37	4,700,369
2,570,922	5.500	12/01/37	2,749,822
6,160,195	6.000	12/01/37	6,691,953

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$5,548,564	5.500%	01/01/38	$5,934,640
2,436,381	6.000	01/01/38	2,646,429
221,872	5.000	02/01/38	231,197
5,939	5.500	02/01/38	6,379
67,905	6.000	02/01/38	74,605
3,006,127	5.500	03/01/38	3,214,432
2,226,864	6.000	03/01/38	2,418,715
6,700,078	5.500	05/01/38	7,165,254
21,015	6.000	05/01/38	23,170
4,273,101	5.500	06/01/38	4,569,181
19,285	6.000	06/01/38	21,263
1,646,019	5.500	07/01/38	1,760,148
4,167,284	6.000	07/01/38	4,526,036
99,807	6.000	08/01/38	108,678
359,659	6.000	10/01/38	390,552
282	5.500	12/01/38	307
189,078	4.500	04/01/39	194,890
42,034	4.500	05/01/39	43,326
123,228	4.500	07/01/39	127,219
554,529	4.500	08/01/39	572,147
1,024,581	5.500	08/01/39	1,097,136
1,503,387	4.500	09/01/39	1,552,893
1,381,253	4.500	10/01/39	1,426,330
3,600,814	5.500	10/01/39	3,850,225
187,526	4.500	11/01/39	193,291
3,511,199	4.500	12/01/39	3,622,995
82,209	4.000	02/01/40	81,863
985,298	5.000	06/01/40	1,036,655
11,142,009	4.000	07/01/40	11,100,669
1,505,309	5.000	07/01/40	1,583,769
18,000,011	4.000	08/01/40	17,932,764
3,282,368	5.000	08/01/40	3,453,455
731,880	5.000	09/01/40	770,028
9,636,472	4.000	12/01/40	9,600,107
8,000,000	3.500	01/01/41	7,647,983
26,139,314	4.000	01/01/41	26,029,433
101,000,000	3.000	TBA — 15yr(g)	98,765,627
20,000,000	3.500	TBA — 15yr(g)	20,085,938
22,000,000	4.000	TBA — 15yr(g)	22,651,407
89,000,000	4.500	TBA — 30yr(g)	91,371,013
26,000,000	5.000	TBA — 15yr(g)	27,606,719
53,000,000	5.500	TBA — 30yr(g)	56,705,861
26,000,000	6.000	TBA — 30yr(g)	28,254,689

			540,159,758

GNMA — 4.3%
1,900,000	3.950	07/15/25	1,909,061
27,980	6.000	10/15/38	30,869
110,364	6.000	11/15/38	121,675
164,606	6.000	12/15/38	181,652
398,884	6.000	01/15/39	440,191
2,042,772	4.500	06/15/39	2,139,085
929,666	4.500	07/15/39	973,499
87,984	5.000	07/15/39	93,933
3,351,439	5.000	08/15/39	3,578,054
187,983	4.500	10/15/39	196,846
48,000,000	3.500	TBA — 30yr(g)	46,200,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$14,000,000	4.500%	TBA — 30yr(g)	$14,495,468
4,000,000	5.000	TBA — 30yr(g)	4,252,812

			74,613,145

TOTAL FEDERAL AGENCIES			$783,249,504

TOTAL MORTGAGE-BACKED OBLIGATIONS			$936,128,855

Agency Debentures — 0.7%
FHLB
$2,400,000	5.000%	09/28/29	$2,499,566
FHLMC
6,600,000	5.250	04/18/16	7,528,986
Small Business Administration
218,503	6.300	06/01/18	239,598
Tennessee Valley Authority
1,400,000	4.625	09/15/60	1,308,075

TOTAL AGENCY DEBENTURES			$11,576,225

Asset-Backed Securities — 3.3%
Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
$3,400,000	1.511%	10/25/37	$2,441,990
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
6,500,000	1.711	10/25/37	3,539,669
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
543,790	0.520	10/15/28	497,957
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
411,978	0.480	12/15/29	224,607
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(c)
10,871,651	0.410	11/15/36	8,617,596
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,415,808	7.000	09/25/37	1,035,774
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
2,077,867	7.000	09/25/37	1,453,134
Impac CMB Trust Series 2004-08, Class 1A(c)
618,609	0.981	10/25/34	407,899
Impac CMB Trust Series 2004-10, Class 2A(c)
800,142	0.901	03/25/35	517,582

			18,736,208

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
965,943	8.330	04/01/30	973,547

Student Loan(c) — 2.2%
Brazos Higher Education Authority, Inc Series 2004 I-A-2
13,782,978	0.463	06/27/22	13,661,688
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,395,802	0.413	09/25/23	1,383,698
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
8,398,500	0.383	12/26/18	8,328,036
Education Funding Capital Trust I Series 2004-1, Class A2
2,782,607	0.462	12/15/22	2,751,132
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,337,914	1.242	02/25/42	2,316,681
Nelnet Student Loan Trust Series 2010-3A, Class A(b)
3,104,815	1.068	07/27/48	3,098,094

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c) — (continued)
Northstar Education Finance, Inc. Series 2005-1, Class A1
	$744,485	0.388%	10/28/26	$735,166
South Carolina Student Loan Corp. Series 2005, Class A2
	5,000,000	0.416	12/01/20	4,813,960
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	1,153,081	0.426	03/01/25	1,133,229

				38,221,684

TOTAL ASSET-BACKED SECURITIES				$57,931,439

Foreign Debt Obligations — 2.4%
Sovereign — 2.1%
Federal Republic of Brazil
	$1,710,000	8.250%	01/20/34	$2,278,575
	1,460,000	7.125	01/20/37	1,741,050
Republic of Chile
	9,450,000	3.875	08/05/20	9,290,117
Republic of Peru
	490,000	5.625	11/18/50	455,328
Republic of South Africa
ZAR	87,000,000	8.000	12/21/18	13,164,120
Russian Federation
	$100,000	5.000	04/29/20	100,125
	1,682,600	7.500	03/31/30	1,945,506
State of Qatar
	2,000,000	5.150	04/09/14	2,150,000
	5,410,000	5.250 (b)	01/20/20	5,707,550

				36,832,371

Supranational — 0.3%
North American Development Bank
	5,100,000	4.375	02/11/20	5,243,131

TOTAL FOREIGN DEBT OBLIGATIONS				$42,075,502

Municipal Debt Obligations — 1.1%
California — 0.8%
California State GO Bonds Build America Taxable Series 2009
	$2,225,000	7.500%	04/01/34	$2,302,319
	3,925,000	7.550	04/01/39	4,070,775
California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950	03/01/36	1,687,128
	5,600,000	7.625	03/01/40	5,843,096

				13,903,318

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2007-Z-1
	1,650,000	5.000	07/01/42	1,670,509

Illinois — 0.2%
Illinois State GO Bonds Build America Series 2010
	2,850,000	7.350	07/01/35	2,791,518

New York — 0.0%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
	325,000	5.000	07/01/40	326,216

TOTAL MUNICIPAL DEBT OBLIGATIONS				$18,691,561

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — 13.4%
Achmea Hypotheekbank NV(b)(h)
$7,100,000	3.200%		11/03/14	$7,387,010
ANZ National (International) Ltd.(b)(h)
12,500,000	3.250		04/02/12	12,860,650
BRFkredit A/S(b)(h)
15,000,000	2.050		04/15/13	15,253,260
Citibank NA(c)(i)
3,300,000	0.316		05/07/12	3,302,680
2,100,000	0.273		06/04/12	2,100,065
Citigroup Funding, Inc.(i)
36,700,000	1.875		10/22/12	37,488,661
12,200,000	1.875		11/15/12	12,465,219
Commonwealth Bank of Australia(b)(h)
5,700,000	2.500		12/10/12	5,874,773
Danske Bank AS(b)(h)
3,500,000	2.500		05/10/12	3,585,323
FIH Erhvervsbank A/S(a)(b)(h)
9,200,000	2.000		06/12/13	9,352,794
General Electric Capital Corp.(i)
10,700,000	2.000		09/28/12	10,949,893
13,700,000	2.625		12/28/12	14,208,906
Israel Government AID Bond(i)
4,000,000	5.500		09/18/33	4,455,466
Kreditanstalt fuer Wiederaufbau MTN(h)
8,700,000	2.500		05/28/13	9,033,602
LeasePlan Corp. NV(b)(h)
9,000,000	3.000		05/07/12	9,246,276
Macquarie Bank Ltd.(b)(h)
13,800,000	3.300		07/17/14	14,580,804
National Australia Bank Ltd.(b)(h)
6,200,000	2.550		01/13/12	6,314,638
Royal Bank of Scotland PLC(b)(h)
15,700,000	1.500		03/30/12	15,835,240
Swedbank AB(b)(h)
1,100,000	3.000		12/22/11	1,126,290
7,600,000	2.800		02/10/12	7,762,488
Swedish Housing Finance Corp.(b)(h)
2,500,000	3.125		03/23/12	2,571,205
Westpac Banking Corp.(b)(h)
15,900,000	3.250		12/16/11	16,295,751
9,800,000	1.900		12/14/12	9,965,738
Westpac Securities NZ Ltd.(b)(h)
1,500,000	2.500		05/25/12	1,534,935

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$233,551,667

U.S. Treasury Obligations — 5.6%
United States Treasury Bonds
$1,100,000	5.375%		02/15/31	$1,284,756
1,100,000	5.000		05/15/37	1,227,017
200,000	4.250		05/15/39	197,088
4,300,000	4.375	(j)	11/15/39	4,324,811
30,300,000	4.375	(j)	05/15/40	30,453,923
13,000,000	4.250		11/15/40	12,790,830
United States Treasury Inflation Protected Securities
10,247,210	2.375		04/15/11	10,343,221
11,555,425	3.000		07/15/12	12,281,216
6,117,263	1.250		07/15/20	6,269,216
9,339,932	2.375		01/15/25	10,399,454
3,199,246	2.375		01/15/27	3,555,673
United States Treasury Notes
2,400,000	2.625		11/15/20	2,263,680

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(k)
$4,600,000	0.000%	11/15/21	$3,064,244

TOTAL U.S. TREASURY OBLIGATIONS			$98,455,129

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
1,200,000	7.900%	$1,275,588

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$1,826,951,262

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(l) — 23.9%
Repurchase Agreement — 23.9%
Joint Repurchase Agreement Account II
$418,100,000	0.247%	01/03/11	$418,100,000
Maturity Value: $418,108,606

TOTAL INVESTMENTS — 128.4%			$2,245,051,262

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.4)%			(496,722,250)

NET ASSETS — 100.0%			$1,748,329,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $325,932,575, which represents approximately 18.6% of net assets as of December 31, 2010.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $516,101,094 which represents approximately 29.5% of net assets as of December 31, 2010.

(h) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $148,580,777, which represents approximately 8.5% of net assets as of December 31, 2010.

(i) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $84,970,890, which represents approximately 4.9% of net assets as of December 31, 2010.

(j) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k) Issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Barclays Bank PLC	EUR/SEK	03/16/11	$915,190	$20,059
Citibank NA	USD/NZD	03/16/11	951,818	42,714
Credit Suisse International (London)	USD/EUR	03/16/11	1,465,541	8,780
	USD/JPY	03/16/11	10,032,404	112,441
Deutsche Bank AG (London)	AUD/NZD	03/16/11	1,495,233	1,064
	EUR/CAD	03/16/11	1,855,640	9,443
	EUR/USD	01/11/11	3,923,939	30,365
	USD/NZD	03/16/11	1,486,425	64,297
HSBC Bank PLC	EUR/CHF	03/16/11	1,557,722	82,615
	EUR/SEK	03/16/11	1,522,987	22,794
	GBP/EUR	03/16/11	1,438,404	33,817
	USD/EUR	03/16/11	3,027,272	7,057
JPMorgan Securities, Inc.	EUR/CAD	03/16/11	1,520,316	9,530
	EUR/NOK	03/16/11	3,212,781	115,230
	GBP/EUR	03/16/11	1,453,768	9,101
	GBP/USD	01/20/11	4,803,979	28,827
	USD/EUR	03/16/11	2,804,167	51,914
Morgan Stanley Capital Services, Inc.	USD/GBP	03/16/11	1,365,754	6,588
Royal Bank of Canada	EUR/CAD	03/16/11	2,886,996	36,260
	EUR/CHF	03/16/11	2,846,918	54,927
	USD/CAD	03/16/11	1,635,653	40,205
	USD/EUR	03/16/11	1,510,964	13,757
UBS AG (London)	EUR/CHF	03/16/11	1,516,308	66,920
	USD/EUR	03/16/11	431,142	10,958
	USD/JPY	03/16/11	1,564,060	51,060
Westpac Banking Corp.	EUR/AUD	03/16/11	1,449,510	47,000
	USD/AUD	03/16/11	6,153,341	347,414
	USD/EUR	03/16/11	1,531,003	16,438

TOTAL				$1,341,575

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Barclays Bank PLC	CHF/EUR	03/16/11	$1,583,702	$(72,738)
Citibank NA	EUR/USD	03/16/11	1,472,221	(13,206)
	SEK/EUR	03/16/11	1,468,197	(17,351)
	USD/EUR	03/16/11	4,389,945	(20,272)
Credit Suisse International (London)	EUR/USD	03/16/11	4,576,978	(71,716)
	JPY/USD	03/16/11	2,867,827	(85,926)
Deutsche Bank AG (London)	AUD/JPY	03/16/11	929,962	(19,298)
	EUR/GBP	03/16/11	1,544,363	(26,108)
	ZAR/USD	01/31/11	13,387,875	(500,092)
HSBC Bank PLC	EUR/GBP	03/16/11	1,453,518	(9,131)
	EUR/USD	03/16/11	5,469,164	(75,440)
	NOK/SEK	03/16/11	961,534	(10,192)
JPMorgan Securities, Inc.	CAD/EUR	03/16/11	1,867,277	(16,980)
	CHF/EUR	03/16/11	1,492,684	(41,838)
	EUR/USD	03/16/11	6,142,716	(71,887)
	JPY/NOK	03/16/11	933,385	(9,070)
	JPY/USD	03/16/11	10,032,404	(282,404)
	USD/EUR	03/16/11	2,908,372	(449)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/16/11	1,560,394	(30,595)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Royal Bank of Canada	CAD/EUR	03/16/11	$1,425,697	$(4,242)
	EUR/USD	03/16/11	1,528,331	(17,267)
	JPY/USD	03/16/11	1,581,143	(51,143)
	USD/GBP	03/16/11	899,056	(5,218)
UBS AG (London)	CHF/EUR	03/16/11	1,600,905	(77,917)
	CHF/USD	03/16/11	5,301,159	(324,736)
	EUR/USD	03/16/11	3,116,780	(64,608)
	JPY/USD	03/16/11	1,544,234	(33,235)
	USD/GBP	03/16/11	1,494,271	(12,500)

TOTAL				$(1,965,559)

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(g):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	4.000%	TBA — 30yr	01/13/11	$(61,000,000)	$(60,680,702)
FNMA	3.500	TBA — 30yr	01/13/11	(8,000,000)	(7,640,000)

TOTAL (Proceeds receivable: $67,536,797)					$(68,320,702)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(103)	March 2011	$(25,656,013)	$(19,410)
Eurodollars	(103)	June 2011	(25,636,700)	(13,339)
Eurodollars	(103)	September 2011	(25,607,088)	3,398
Eurodollars	(103)	December 2011	(25,562,025)	33,648
Eurodollars	(103)	March 2012	(25,505,375)	73,561
Eurodollars	(103)	June 2012	(25,435,850)	120,010
Eurodollars	(103)	September 2012	(25,365,037)	163,785
5 Year German Euro-Bobl	276	March 2011	43,808,294	2,210
2 Year U.S. Treasury Notes	793	March 2011	173,592,656	(338,105)
5 Year U.S. Treasury Notes	1,034	March 2011	121,721,188	(1,652,669)
10 Year U.S. Treasury Notes	1,027	March 2011	123,689,313	(925,634)
30 Year U.S. Treasury Bonds	543	March 2011	66,313,875	(1,290,078)

TOTAL				$(3,842,623)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$43,500	(a)	11/05/14	3 month LIBOR	1.626%	$793,952	$—	$793,952
	37,600	(a)	11/23/14	3 month LIBOR	2.116	369,858	—	369,858
	36,300	(a)	11/05/17	2.755%	3 month LIBOR	(1,409,563)	—	(1,409,563)
	33,600	(a)	11/23/19	3.587	3 month LIBOR	(791,581)	—	(791,581)
	10,000		11/05/22	3 month LIBOR	3.575	552,945	—	552,945
	12,200		02/15/26	3 month LIBOR	3.161	1,002,467	—	1,002,467
	12,100	(a)	11/23/27	3 month LIBOR	4.206	357,336	—	357,336

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)
Credit Suisse International (London)	GBP	43,200	(a)	06/15/13	1.500%	6 month BP	$(481,862)	$(461,764)	$(20,098)
		$9,500		02/15/26	3 month LIBOR	3.083%	869,560	—	869,560
		6,400	(a)	06/15/41	3 month LIBOR	3.750	517,767	6,289	511,478
Deutsche Bank Securities, Inc.	GBP	11,700	(a)	06/15/14	1.750	6 month BP	(290,000)	(280,112)	(9,888)
		$88,000	(a)	11/02/14	3 month LIBOR	1.645	1,563,948	—	1,563,948
		73,600	(a)	11/02/17	2.750	3 month LIBOR	(2,852,177)	—	(2,852,177)
		60,900	(a)	06/15/21	3 month LIBOR	2.750	4,487,434	4,648,487	(161,053)
		20,200	(a)	11/02/22	3 month LIBOR	3.545	1,160,680	—	1,160,680
		5,800	(a)	06/15/41	3.750	3 month LIBOR	(469,226)	(335,571)	(133,655)
		12,800	(a)	06/15/41	3 month LIBOR	3.750	1,035,532	126,983	908,549
JPMorgan Securities, Inc.	GBP	17,000	(a)	06/15/14	1.750	6 month BP	(421,369)	(506,633)	85,264
		$12,200	(a)	06/15/21	3 month LIBOR	2.750	898,960	1,117,785	(218,825)
		7,000	(a)	06/15/41	3.750	3 month LIBOR	(566,307)	(398,000)	(168,307)

TOTAL							$6,328,354	$3,917,464	$2,410,890

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		December 31,		Payments
	Referenced	Amount	(paid) by	Termination	2010	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(b)	Value	by the Fund	Gain (Loss)
Protection Sold:
Credit Suisse First Boston Corp.	Prudential Financial, Inc. 4.500%, 7/15/13	$1,150	1.000%	06/20/15	130	$(11,138)	$(52,208)	$41,070
	CDX North America Investment Grade Index	23,000	1.000	12/20/15	85	169,617	163,016	6,601
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.000%, 6/15/15	4,200	1.000	03/20/15	145	(64,141)	(193,584)	129,443
	CDX North America Investment Grade Index	26,000	1.000	12/20/15	85	191,742	149,595	42,147
JPMorgan Securities, Inc.	Prudential Financial, Inc. 4.500%, 7/15/13	975	1.000	06/20/15	130	(9,443)	(53,442)	43,999

TOTAL						$276,637	$13,377	$263,260

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$25,200	06/20/11	3.670%	$(770,847)	$(725,760)	$(45,087)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	25,200	06/20/11	3.670%	(653,971)	(725,760)	71,789

TOTAL					$(1,424,818)	$(1,451,520)	$26,702

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	50,400	(1,451,520)

Contracts Outstanding December 31, 2010	$50,400	$(1,451,520)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,235,778,344

Gross unrealized gain	38,905,781
Gross unrealized loss	(29,632,863)

Net unrealized security gain	$9,272,918

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 18.5%
Aerospace/Defense(a)(b) — 0.2%
TransDigm, Inc.
$625,000	7.750%		12/15/18	$645,313

Automotive — 0.2%
Ally Financial, Inc.
625,000	6.875		09/15/11	641,406

Banks — 4.3%
ANZ Capital Trust II(a)(b)
175,000	5.360		07/29/49	179,156
Bank of America Corp.
400,000	5.875		01/05/21	416,603
Bank of America NA
1,575,000	6.100		06/15/17	1,647,119
Barclays Bank PLC
900,000	6.750		05/22/19	1,019,743
BBVA Bancomer SA(b)
750,000	7.250		04/22/20	796,662
Citigroup, Inc.
400,000	6.375		08/12/14	442,079
925,000	5.000		09/15/14	952,844
850,000	5.375		08/09/20	880,341
Credit Agricole SA(a)(b)(c)
150,000	8.375		10/13/49	154,125
Credit Suisse of New York
300,000	4.375		08/05/20	292,893
Discover Bank
400,000	8.700		11/18/19	470,174
Fifth Third Bank(c)
450,000	0.394		05/17/13	432,553
First Niagara Financial Group, Inc.(a)
325,000	6.750		03/19/20	339,510
HSBC Bank USA NA
1,100,000	4.875		08/24/20	1,085,055
HSBC Holdings PLC
500,000	6.800		06/01/38	542,807
JPMorgan Chase & Co.(a)
275,000	6.550		09/29/36	276,690
JPMorgan Chase Capital XXII Series V(a)
250,000	6.450		02/02/37	248,438
JPMorgan Securities, Inc.
750,000	7.250		02/01/18	888,670
Lloyds TSB Bank PLC(b)
500,000	6.500		09/14/20	460,016
MUFG Capital Finance 1 Ltd.(a)(c)
250,000	6.346		07/29/49	252,500
PNC Bank NA
250,000	6.875		04/01/18	282,176
Resona Preferred Global Securities Ltd.(a)(b)(c)
550,000	7.191		12/29/49	545,880
Royal Bank of Scotland PLC
600,000	4.875	(b)	08/25/14	614,502
225,000	5.625		08/24/20	220,416

				13,440,952

Brokerage — 0.5%
Morgan Stanley & Co.
550,000	0.539	(c)	01/09/12	549,570
325,000	6.625	(a)	04/01/18	355,643

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Brokerage — (continued)
Morgan Stanley & Co. — (continued)
$525,000	7.300%(a)		05/13/19	$593,135

				1,498,348

Chemicals(a) — 0.2%
The Dow Chemical Co.
500,000	7.600		05/15/14	575,524
175,000	5.900		02/15/15	193,490

				769,014

Consumer Products(a) — 0.1%
Whirlpool Corp.
75,000	8.000		05/01/12	80,798
100,000	8.600		05/01/14	115,335

				196,133

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
250,000	6.750		09/30/19	289,088

Electric(a) — 0.6%
Arizona Public Service Co.
150,000	6.250		08/01/16	167,342
375,000	8.750		03/01/19	467,999
Enel Finance International SA(b)
425,000	5.125		10/07/19	421,185
Nevada Power Co.
225,000	7.125		03/15/19	266,762
Progress Energy, Inc.
100,000	5.625		01/15/16	111,625
150,000	7.050		03/15/19	177,073
Puget Sound Energy, Inc.(c)
250,000	6.974		06/01/67	246,401

				1,858,387

Energy — 2.0%
Anadarko Petroleum Corp.(a)
700,000	6.375		09/15/17	760,742
BP Capital Markets PLC
300,000	5.250		11/07/13	325,420
525,000	3.875		03/10/15	541,402
475,000	4.500	(a)	10/01/20	474,085
Dolphin Energy Ltd.(a)
341,473	5.888		06/15/19	364,966
221,496	5.888	(b)	06/15/19	236,735
Gaz Capital SA for Gazprom(d)
870,000	9.250		04/23/19	1,065,750
Halliburton Co.(b)
25,000	7.600		08/15/96	29,211
Nexen, Inc.(a)
275,000	7.500		07/30/39	298,977
Petro-Canada(a)
550,000	6.050		05/15/18	625,713
Petroleos Mexicanos(a)
370,000	8.000		05/03/19	444,000
Transocean, Inc.(a)
175,000	4.950		11/15/15	180,611
850,000	6.500		11/15/20	900,475

				6,248,087

Food & Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc.(a)
175,000	7.200	(b)	01/15/14	200,129
625,000	4.125		01/15/15	657,290

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — (continued)
Anheuser-Busch InBev Worldwide, Inc.(a) — (continued)
$475,000	7.750%(b)	01/15/19	$591,066
Kraft Foods, Inc.
375,000	6.125	08/23/18	427,977
350,000	6.500	02/09/40	389,884

			2,266,346

Health Care — Medical Products(a) — 1.0%
Agilent Technologies, Inc.
525,000	5.500	09/14/15	567,221
Boston Scientific Corp.
625,000	4.500	01/15/15	636,758
125,000	7.000	11/15/35	125,671
Covidien International Finance SA
400,000	4.200	06/15/20	398,330
Hospira, Inc.
400,000	5.600	09/15/40	391,490
Life Technologies Corp.
450,000	6.000	03/01/20	484,313
600,000	5.000	01/15/21	603,534

			3,207,317

Health Care — Services(a) — 0.1%
HCA, Inc.
250,000	7.875	02/15/20	267,500

Life Insurance — 1.1%
MetLife Capital Trust X(a)(b)
400,000	9.250	04/08/38	470,000
MetLife, Inc.(a)
525,000	4.750	02/08/21	537,516
Prudential Financial, Inc.
850,000	3.875	01/14/15	872,721
775,000	6.000	12/01/17	857,767
Symetra Financial Corp.(a)(b)
100,000	6.125	04/01/16	100,854
The Northwestern Mutual Life Insurance Co.(a)(b)
725,000	6.063	03/30/40	800,794

			3,639,652

Media — Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	234,669
Comcast Holdings Corp.
200,000	10.625	07/15/12	226,583
Cox Communications, Inc.(a)(b)
150,000	5.875	12/01/16	167,248
300,000	6.250	06/01/18	334,597
CSC Holdings, Inc. Series B
250,000	7.625	04/01/11	252,500
DIRECTV Holdings LLC(a)
250,000	6.350	03/15/40	261,843
DIRECTV Holdings LLC / DirecTV Financing Co, Inc.(a)
250,000	5.875	10/01/19	271,635
DISH DBS Corp.(a)
125,000	7.125	02/01/16	129,063

			1,878,138

Media — Non Cable(a) — 0.7%
NBC Universal, Inc.(b)
1,125,000	4.375	04/01/21	1,090,668
Reed Elsevier Capital, Inc.
645,000	8.625	01/15/19	817,609

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media — Non Cable(a) — (continued)
WPP Finance UK
	$276,000	8.000%	09/15/14	$317,609

				2,225,886

Metals & Mining(a) — 0.8%
Anglo American Capital PLC(b)
	500,000	9.375	04/08/19	672,568
ArcelorMittal
	325,000	6.125	06/01/18	345,376
Freeport-McMoRan Copper & Gold, Inc.
	675,000	8.375	04/01/17	744,187
Teck Resources Ltd.
	500,000	10.750	05/15/19	650,000

				2,412,131

Noncaptive — Financial — 0.3%
Capital One Capital III(a)
	400,000	7.686	08/15/36	402,000
General Electric Co.
	275,000	5.250	12/06/17	297,281
International Lease Finance Corp.
	375,000	8.250	12/15/20	387,188

				1,086,469

Packaging(a)(c) — 0.1%
Impress Holdings BV
EUR	125,000	4.110	09/15/13	166,202

Paper(a) — 0.1%
International Paper Co.
	$175,000	7.950	06/15/18	207,948

Pipelines — 1.9%
Boardwalk Pipelines LP(a)
	575,000	5.875	11/15/16	626,744
Buckeye Partners LP(a)
	475,000	5.500	08/15/19	494,688
DCP Midstream LLC(a)(b)
	500,000	9.750	03/15/19	646,160
El Paso Corp.(a)
	500	7.750	01/15/32	496
Energy Transfer Partners LP(a)
	675,000	5.950	02/01/15	736,183
Enterprise Products Operating LLC(a)(c)
	100,000	7.034	01/15/68	103,671
Gulf South Pipeline Co. LP(a)(b)
	175,000	6.300	08/15/17	196,873
Southern Natural Gas Co.(a)(b)
	50,000	5.900	04/01/17	53,607
Southern Star Central Gas Pipeline, Inc.(a)(b)
	300,000	6.000	06/01/16	322,266
Tennessee Gas Pipeline Co.
	825,000	8.000 (a)	02/01/16	957,469
	325,000	7.625	04/01/37	354,457
The Williams Cos., Inc.(a)
	433,000	7.875	09/01/21	510,932
TransCanada PipeLines Ltd.(a)(c)
	875,000	6.350	05/15/67	861,875
Williams Partners LP(a)
	275,000	5.250	03/15/20	283,947

				6,149,368

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — 0.2%
Endurance Specialty Holdings Ltd.(a)
	$75,000	6.150%	10/15/15	$78,711
QBE Insurance Group Ltd.(b)
	122,000	9.750	03/14/14	143,287
The Chubb Corp.(a)(c)
	125,000	6.375	03/29/67	130,000
Transatlantic Holdings, Inc.(a)
	275,000	8.000	11/30/39	281,267

				633,265

Real Estate Investment Trust(a) — 0.9%
Developers Diversified Realty Corp.
	450,000	7.500	04/01/17	501,750
Liberty Property LP
	775,000	4.750	10/01/20	768,748
ProLogis(d)
	325,000	1.875	11/15/37	324,472
Simon Property Group LP
	625,000	10.350	04/01/19	853,593
	250,000	4.375	03/01/21	245,379
WEA Finance LLC/WT Finance Australia Property Ltd.(b)
	150,000	7.500	06/02/14	170,244

				2,864,186

Retailers(a) — 0.2%
CVS Caremark Corp.
	525,000	5.750	06/01/17	584,250

Schools(a) — 0.3%
Rensselaer Polytechnic Institute
	850,000	5.600	09/01/20	876,792

Technology(a) — 0.0%
Fiserv, Inc.
	123,000	6.125	11/20/12	133,188

Tobacco — 0.5%
Altria Group, Inc.
	500,000	9.700	11/10/18	656,692
BAT International Finance PLC(a)(b)
	672,000	9.500	11/15/18	884,333

				1,541,025

Wireless Telecommunications(a) — 0.4%
AT&T, Inc.
	450,000	6.400	05/15/38	480,366
Cellco Partnership/Verizon Wireless Capital LLC
	150,000	8.500	11/15/18	196,329
Digicel Ltd.(b)
	250,000	8.250	09/01/17	259,375
Hellas Telecommunications Luxembourg V(c)(e)
EUR	128,854	0.000	10/15/12	37,881
Sprint Capital Corp.
	$125,000	8.375	03/15/12	131,250
Telemar Norte Leste SA(b)
	325,000	5.500	10/23/20	312,935

				1,418,136

Wirelines Telecommunications(a) — 0.4%
Qwest Corp.
	375,000	8.375	05/01/16	444,375

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications(a) — (continued)
Telecom Italia Capital SA
$175,000	6.200%	07/18/11	$179,596
325,000	7.200	07/18/36	305,241
Verizon Communications, Inc.
200,000	6.400	02/15/38	219,212
150,000	8.950	03/01/39	212,460

			1,360,884

TOTAL CORPORATE OBLIGATIONS			$58,505,411

Mortgage-Backed Obligations — 51.2%
Adjustable Rate Non-Agency(c) — 4.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$102,791	2.879%	04/25/35	$91,835
Banc of America Funding Corp. Series 2007-E, Class 4A1
1,197,093	5.706	07/20/47	910,789
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
95,555	2.614	04/25/34	87,260
Countrywide Alternative Loan Trust Series 2005-38, Class A3
281,707	0.611	09/25/35	170,561
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
205,755	3.070	04/20/35	189,677
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
129,053	3.089	11/20/34	108,234
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
2,270,078	1.268	04/19/47	1,552,082
First Horizon Asset Securities Series, Inc. 2004-AR6, Class 2A1
48,572	2.769	12/25/34	47,258
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
174,068	3.389	06/25/34	170,271
Harborview Mortgage Loan Trust Series 2006-09, Class 2A1A
1,137,182	0.471	11/19/36	749,484
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
557,044	0.441	11/19/36	368,464
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
351,348	2.636	08/25/35	282,932
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
401,668	2.905	07/25/35	366,186
Lehman XS Trust Series 2006-2N, Class 1A1
1,200,620	0.521	02/25/46	741,584
Lehman XS Trust Series 2007-16N, Class 2A2
1,182,626	1.111	09/25/47	775,040
Lehman XS Trust Series 2007-4N, Class 1A1
1,067,468	0.391	03/25/47	751,152
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
661,448	1.528	12/25/46	210,190
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
507,996	2.794	10/25/34	429,686
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
849,789	6.272	11/25/37	419,778
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
472,429	5.209	09/25/35	416,498
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
1,079,457	5.616	04/25/37	825,648
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
183,729	2.602	05/25/34	176,244
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
71,404	2.715	09/25/34	64,384

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
$343,165	2.736%	11/25/34	$304,517
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
3,000,000	2.600	12/25/35	1,063,306
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	3.306	02/25/36	649,381
Washington Mutual Asset-Backed Certificates Series 2007-HE1, Class 2A3
3,000,000	0.411	01/25/37	1,198,286
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
190,124	2.707	06/25/34	183,788
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
474,505	4.991	03/25/37	396,208

			13,700,723

Collateralized Mortgage Obligations — 6.8%
Planned Amortization Class — 0.1%
FNMA REMIC Series 2005-70, Class PA
$360,882	5.500%	08/25/35	$391,326

Regular Floater(c) — 1.0%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(b)
1,500,000	1.684	05/17/60	1,498,016
FHLMC REMIC Series 3038, Class XA(f)
16,295	0.000	09/15/35	16,237
NCUA Guaranteed Notes Series 2010-A1, Class A
200,000	0.661	12/07/20	200,210
Silverstone Master Issuer Series 2010-1A, Class A1(b)
1,500,000	1.684	01/21/55	1,501,513

			3,215,976

Sequential Fixed Rate — 2.6%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
557,297	6.000	03/25/35	504,139
FHLMC REMIC Series 3200, Class AD
140,364	5.500	05/15/29	140,705
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
683,879	6.000	02/25/37	498,253
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
2,000,000	5.444	03/10/39	2,113,287
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8, Class A4
3,540,000	5.399	05/15/45	3,787,928
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,293,590	2.650	10/29/20	1,258,835

			8,303,147

Sequential Floating Rate(c) — 3.1%
Bear Stearns Alt-A Trust Series 2006-6, Class 1A1
1,726,055	0.421	11/25/36	763,730
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
6,785,152	0.511	11/25/36	1,089,555
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
6,652,512	0.541	08/25/36	1,349,747

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(c) — (continued)
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
$4,000,000	0.421%	03/25/37	$1,529,848
GS Mortgage Securities Trust Series 2007-GG10, Class A4
1,100,000	5.808	08/10/45	1,149,781
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4
3,500,000	5.872	04/15/45	3,830,277

			9,712,938

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$21,623,387

Commercial Mortgage-Backed Securities — 0.2%
Sequential Fixed Rate — 0.2%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
$530,000	5.118%	07/11/43	$546,002

Federal Agencies — 39.9%
Adjustable Rate FHLMC(c) — 0.1%
$298,975	2.939%	09/01/35	$314,853
123,988	5.748	04/01/37	131,208

			446,061

FHLMC — 8.9%
155,097	5.000	05/01/18	165,726
228,273	6.500	08/01/37	255,167
14,566	6.000	09/01/37	15,989
524,879	6.500	10/01/37	589,177
339,329	5.500	02/01/38	361,513
17,470	6.000	02/01/38	19,193
156,168	6.000	07/01/38	171,428
472,327	6.500	09/01/38	522,673
931,663	5.500	10/01/38	992,189
18,286	6.000	10/01/38	20,110
961,851	5.500	12/01/38	1,024,338
191,672	5.500	02/01/39	204,123
914,192	4.500	09/01/39	942,975
928,199	5.500	01/01/40	988,500
7,000,000	4.000	TBA — 30yr(g)	6,948,593
1,000,000	4.500	TBA — 30yr(g)	1,024,922
5,000,000	5.000	TBA — 30yr(g)	5,244,140
8,000,000	5.500	TBA — 30yr(g)	8,524,375

			28,015,131

FNMA — 27.7%
14,484	6.000	12/01/18	15,794
141,897	6.000	02/01/19	155,283
183,739	5.000	05/01/19	196,920
255,284	4.000	06/01/19	265,883
228,172	5.000	08/01/19	244,696
214,641	6.000	08/01/19	234,889
217,997	6.000	09/01/19	237,425
268,655	6.000	12/01/20	292,597
334,908	6.000	04/01/21	364,755
101,388	6.000	06/01/21	110,584
63,603	6.000	07/01/21	69,372
321,449	5.000	08/01/23	343,109
158,929	5.500	09/01/23	171,365

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$66,807	5.500%	10/01/23	$72,167
75	6.000	03/01/32	83
377,027	6.000	12/01/32	415,332
5,048	6.000	05/01/33	5,564
25,113	5.000	08/01/33	26,510
3,409	5.500	09/01/33	3,666
2,129	6.000	12/01/33	2,336
4,290	5.500	02/01/34	4,613
61,425	6.000	02/01/34	67,700
711	5.500	04/01/34	765
42,432	5.500	12/01/34	45,599
117,932	5.000	04/01/35	124,308
2,235	6.000	04/01/35	2,441
5,753	5.500	09/01/35	6,182
192,143	5.000	11/01/35	202,667
5,396	6.000	02/01/36	5,877
150,694	4.500	03/01/36	155,400
211,139	5.000	03/01/36	222,703
33,174	6.000	03/01/36	36,239
37,516	6.000	04/01/36	41,001
1,688	6.000	05/01/36	1,838
3,732	6.000	06/01/36	4,064
101,694	6.000	11/01/36	110,777
83,809	6.000	01/01/37	91,295
673	5.500	02/01/37	724
1,068	5.500	04/01/37	1,147
1,257	5.500	05/01/37	1,350
54,655	6.000	06/01/37	59,623
123,366	6.000	08/01/37	134,002
85,510	6.000	09/01/37	92,882
254,397	6.000	10/01/37	276,330
121,710	6.000	11/01/37	132,203
645,703	5.500	12/01/37	690,631
520,398	6.000	12/01/37	565,934
1,395,067	5.500	01/01/38	1,492,138
178,240	6.000	01/01/38	193,606
67,905	6.000	02/01/38	74,605
1,539	5.500	03/01/38	1,653
182,247	6.000	03/01/38	198,474
46,280	5.000	05/01/38	48,612
1,789,266	5.500	05/01/38	1,913,498
21,015	6.000	05/01/38	23,170
845,154	5.500	06/01/38	903,700
19,285	6.000	06/01/38	21,263
443,894	5.500	07/01/38	474,649
319,657	6.000	07/01/38	347,911
1,913	5.500	08/01/38	2,056
17,694	6.000	08/01/38	19,528
974	5.500	09/01/38	1,047
34,946	6.000	10/01/38	37,948
610	5.500	12/01/38	656
71,297	4.500	04/01/39	73,489
525,218	4.500	08/01/39	542,357
256,145	5.500	08/01/39	274,284
231,207	4.500	09/01/39	238,821
118,660	4.500	10/01/39	122,568
900,204	5.500	10/01/39	962,556
70,711	4.500	11/01/39	72,885
913,128	4.500	12/01/39	941,808
71,778	5.000	06/01/40	75,519
1,110,487	5.000	07/01/40	1,168,369
547,329	5.000	08/01/40	575,856
551,200	4.000	09/01/40	549,140
102,339	5.000	09/01/40	107,673
1,000,000	4.000	11/01/40	996,264
5,448,801	4.000	12/01/40	5,428,445

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$10,000,000	3.000%		TBA — 15yr(g)	$9,768,282
8,000,000	4.000		TBA — 15yr(g)	8,236,875
23,000,000	4.500		TBA — 30yr(g)	23,612,734
5,000,000	5.000		TBA — 15yr(g)	5,308,985
15,000,000	5.500		TBA — 30yr(g)	16,048,829

				87,166,878

GNMA — 3.2%
300,000	3.950		07/15/25	301,431
10,958	5.500		05/15/36	11,865
782,867	6.000		08/15/38	861,735
6,000,000	3.500		TBA — 30yr(g)	5,775,000
2,000,000	4.500		TBA — 30yr(g)	2,070,781
1,000,000	5.000		TBA — 30yr(g)	1,063,203

				10,084,015

TOTAL FEDERAL AGENCIES				$125,712,085

TOTAL MORTGAGE-BACKED OBLIGATIONS				$161,582,197

Agency Debentures — 1.6%
FHLB
$2,400,000	4.625	%(h)	09/11/20	$2,579,632
300,000	5.000		09/28/29	312,446
FHLMC
1,200,000	5.250		04/18/16	1,368,906
Tennessee Valley Authority
300,000	4.625		09/15/60	280,302
Tennessee Valley Authority Series B
400,000	4.375		06/15/15	439,234

TOTAL AGENCY DEBENTURES				$4,980,520

Asset-Backed Securities — 15.3%
Collateralized Loan Obligations(c) — 8.8%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
$3,500,000	0.554%		06/20/17	$3,343,452
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(b)
3,572,866	0.548		10/23/21	3,117,104
Gulf Stream Compass CLO Ltd. Series 04-1A, Class A(b)
3,633,094	0.649		07/15/16	3,503,593
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
841,287	0.636		05/15/21	768,936
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
665,139	1.039		10/15/17	630,698
Monument Park CDO Ltd. Series 2003 1A, Class A1(b)
1,256,644	0.839		01/20/16	1,213,478
Mountain View Funding CLO Series 2007-3A, Class A1(b)
1,982,321	0.504		04/16/21	1,828,880
Mt. Wilson CLO Ltd. Series 06-1A, Class A(b)
3,650,459	0.539		07/15/18	3,375,988
Navigare Funding CLO Ltd. Series 06-1A, Class A(b)
3,500,000	0.544		05/20/19	3,309,040
Navigator CDO Ltd. Series 05-1A, Class A1B(b)
444,307	0.539		10/21/17	417,274

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Collateralized Loan Obligations(c) — (continued)
Westchester CLO Ltd. Series 2007-1X, Class A1A
$4,067,924	0.512%	08/01/22	$3,544,207
WG Horizons CLO Series 06-1A, Class A1(b)
3,000,000	0.552	05/24/19	2,738,592

			27,791,242

Home Equity — 1.5%
ACE Securities Corp. Series 2007-HE4, Class A2A(c)
8,114,567	0.391	05/25/37	2,470,293
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
10,932	0.661	10/27/32	10,560
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
8,448	0.921	10/25/32	7,221
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
101,762	1.261	10/25/37	97,662
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
150,000	1.511	10/25/37	107,735
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
450,000	1.711	10/25/37	245,054
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
1,879	0.881	01/25/32	1,431
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
2,246	1.021	03/20/31	1,584
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
259,565	7.000	09/25/37	189,892
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
89,051	7.000	09/25/37	62,277
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.861	11/25/32	195
People’s Financial Realty Mortgage Securities Trust Series 2006-1, Class 1A3(c)
5,363,374	0.421	09/25/36	1,602,782
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
2,929	0.701	08/25/33	2,534
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
7,845	0.761	12/25/33	7,096

			4,806,316

Student Loan(c) — 5.0%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,354,749	0.413	09/25/23	1,343,001
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
2,000,000	1.185	05/25/29	1,995,000
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
1,553,012	0.463	06/27/22	1,539,345
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,527,000	0.383	12/26/18	1,514,189
Brazos Student Finance Corp. Series 2010-1, Class A1
889,549	1.203	06/25/35	885,635
College Loan Corp. Trust Series 06-1, Class A3
1,000,000	0.378	10/25/25	984,384
Education Funding Capital Trust I Series 2004-1, Class A2
505,929	0.462	12/15/22	500,206
Goal Capital Funding Trust Series 2010-1, Class A(b)
483,543	0.984	08/25/48	474,047
Missouri Higher Education Loan Authority Series 2010-1, Class A1
909,550	1.234	11/26/32	912,744
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,500,000	0.478	04/29/19	1,486,074
Northstar Education Finance, Inc. Series 2005-1, Class A1
186,121	0.388	10/28/26	183,792

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c) — (continued)
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
	$1,000,000	1.490%	10/01/35	$1,007,566
South Carolina Student Loan Corp. Series 2005, Class A1
	1,000,000	0.396	12/03/18	989,093
South Carolina Student Loan Corp. Series 2006-1, Class A1
	1,500,000	0.386	12/01/19	1,458,764
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	266,096	0.426	03/01/25	261,514

				15,535,354

TOTAL ASSET-BACKED SECURITIES				$48,132,912

Foreign Debt Obligations — 2.7%
Sovereign — 2.4%
Federal Republic of Brazil
	$780,000	4.875%	01/22/21	$795,600
Mexican Bonos
MXN	10,416,700	10.000	12/05/24	1,051,491
	4,524,000	8.500	11/18/38	390,141
Republic of Argentina(c)(i)
EUR	4,700,000	0.000	12/15/35	816,479
Republic of Peru
	$90,000	5.625	11/18/50	83,632
Republic of South Africa
ZAR	4,890,000	8.000	12/21/18	739,914
	11,310,000	6.750	03/31/21	1,550,848
Republic of Venezuela
	$380,000	5.750	02/26/16	268,850
	200,000	7.750	10/13/19	135,500
	170,000	8.250	10/13/24	109,225
State of Qatar
	500,000	5.150	04/09/14	537,500
	630,000	5.250 (b)	01/20/20	664,650
United Mexican States
	300,000	6.050	01/11/40	306,750

				7,450,580

Supranational — 0.3%
North American Development Bank
	900,000	4.375	02/11/20	925,258

TOTAL FOREIGN DEBT OBLIGATIONS				$8,375,838

Structured Notes(f) — 1.7%
Egypt Treasury Bills (Issuer Deutsche Bank AG)(b)
EGP	20,050,000	0.000%	04/07/11	$3,378,278
Notas do Tesouro Nacional Series B(Issuer HSBC Corp.)(c)
BRL	3,235,885	6.000	08/15/40	2,065,812

TOTAL STRUCTURED NOTES				$5,444,090

Municipal Debt Obligations — 1.2%
California — 0.9%
California State GO Bonds Build America Taxable Series 2009
	$375,000	7.500%	04/01/34	$388,031
	500,000	7.550	04/01/39	518,570
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	641,006

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds Build America Taxable Series 2010 — (continued)
$1,375,000	7.625%	03/01/40	$1,434,689

			2,982,296

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2007-Z-1
300,000	5.000	07/01/42	303,729

Ohio — 0.2%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
25,000	5.875	06/01/47	16,430
Illinois State GO Bonds Build America Series 2010
500,000	7.350	07/01/35	489,740

			506,170

TOTAL MUNICIPAL DEBT OBLIGATIONS			$3,792,195

Government Guarantee Obligations — 8.4%
Achmea Hypotheekbank NV(b)(j)
$1,800,000	3.200%	11/03/14	$1,872,763
ANZ National (International) Ltd.(b)(j)
1,700,000	3.250	04/02/12	1,749,049
BRFkredit A/S(b)(j)
3,000,000	2.050	04/15/13	3,050,652
Commonwealth Bank of Australia(b)(j)
1,500,000	2.500	12/10/12	1,545,993
Danske Bank AS(b)(j)
700,000	2.500	05/10/12	717,065
FIH Erhvervsbank A/S(b)(j)
1,400,000	2.000	06/12/13	1,423,251
ING Bank NV(b)(j)
1,400,000	2.625	02/09/12	1,430,342
Israel Government AID Bond(k)
50,000	5.500	04/26/24	57,195
40,000	5.500	09/18/33	44,555
LeasePlan Corp. NV(b)(j)
600,000	3.000	05/07/12	616,418
Macquarie Bank Ltd.(b)(j)
1,900,000	3.300	07/17/14	2,007,502
Royal Bank of Scotland PLC(b)(j)
2,200,000	1.500	03/30/12	2,218,951
900,000	2.625	05/11/12	921,295
Swedbank AB(b)(j)
200,000	2.800	02/10/12	204,276
300,000	2.900	01/14/13	309,537
Swedish Housing Finance Corp.(b)(j)
3,000,000	3.125	03/23/12	3,085,446
Westpac Banking Corp.(b)(j)
3,300,000	3.250	12/16/11	3,382,137
1,600,000	1.900	12/14/12	1,627,059
Westpac Securities NZ Ltd.(b)(j)
300,000	2.500	05/25/12	306,987

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$26,570,473

U.S. Treasury Obligations — 1.2%
United States Treasury Inflation Protected Securities
$1,103,113	1.250%	07/15/20	$1,130,514
1,740,360	2.375	01/15/25	1,937,787

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Inflation Protected Securities — (continued)
$596,470	2.375%	01/15/27	$662,922

TOTAL U.S. TREASURY OBLIGATIONS			$3,731,223

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
350,000	7.900%	$372,047

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$321,486,906

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(l) — 26.2%
Repurchase Agreement — 26.2%
Joint Repurchase Agreement Account II
$82,500,000	0.247%	01/03/11	$82,500,000
Maturity Value: $82,501,698

TOTAL INVESTMENTS — 128.1%			$403,986,906

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.1)%			(88,642,914)

NET ASSETS — 100.0%			$315,343,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $70,733,104 which represents approximately 22.4% of net assets as of December 31, 2010.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Security is currently in default and/or non-income producing.

(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $93,626,719 which represents approximately 29.7% of net assets as of December 31, 2010.

(h) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(i) Issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $26,468,723, which represents approximately 8.4% of net assets as of December 31, 2010.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $101,750, which represents approximately 0.0% of net assets as of December 31, 2010.

(l) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Barclays Bank PLC	EUR/SEK	03/16/11	$241,008	$5,282
Citibank NA	USD/MXN	01/21/11	832,098	5,170
	USD/NZD	03/16/11	283,454	12,720
Credit Suisse International (London)	USD/JPY	03/16/11	3,684,509	41,295
Deutsche Bank AG (London)	AUD/NZD	03/16/11	450,799	321
	EUR/CAD	03/16/11	543,733	2,767
	EUR/USD	01/11/11	924,822	7,157
	USD/MXN	01/21/11	449,194	6,737
	USD/NZD	03/16/11	451,224	19,518
HSBC Bank PLC	EUR/CHF	03/16/11	452,888	24,020
	EUR/SEK	03/16/11	444,873	6,658
	GBP/EUR	03/16/11	433,349	10,188
	USD/EUR	03/16/11	1,315,114	4,809
JPMorgan Securities, Inc.	EUR/NOK	03/16/11	747,269	26,801
	GBP/EUR	03/16/11	427,501	2,676
	MXN/USD	01/21/11	2,237,475	122
	USD/EUR	03/16/11	1,258,469	17,812
Morgan Stanley Capital Services, Inc.	USD/GBP	03/16/11	388,959	1,876
Royal Bank of Canada	EUR/CAD	03/16/11	848,330	10,655
	EUR/CHF	03/16/11	845,659	16,315
	USD/CAD	03/16/11	534,101	13,128
	USD/EUR	03/16/11	442,201	4,027
Royal Bank of Scotland	EUR/CAD	03/16/11	444,873	2,929
UBS AG (London)	EUR/CHF	03/16/11	443,537	19,575
	USD/JPY	03/16/11	457,950	14,950
Westpac Banking Corp.	EUR/AUD	03/16/11	436,857	14,165
	USD/AUD	03/16/11	1,977,946	113,294
	USD/EUR	03/16/11	446,209	4,791

TOTAL				$409,758

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Citibank NA	EUR/USD	03/16/11	$4,138,525	$(80,883)
	SEK/EUR	03/16/11	431,266	(5,097)
	USD/EUR	03/16/11	1,286,524	(5,946)
Credit Suisse International (London)	EUR/USD	01/11/11	772,500	(7,390)
Deutsche Bank AG (London)	AUD/JPY	03/16/11	272,505	(5,655)
	EUR/GBP	03/16/11	451,552	(7,633)
	MXN/USD	01/21/11	621,144	(4,092)
	ZAR/USD	01/31/11	2,290,387	(85,555)
HSBC Bank PLC	EUR/GBP	03/16/11	426,169	(2,677)
	EUR/USD	03/16/11	3,290,693	(51,368)
	NOK/SEK	03/16/11	281,358	(2,982)
JPMorgan Securities, Inc.	CAD/EUR	03/16/11	544,678	(4,953)
	CHF/EUR	03/16/11	438,459	(12,290)
	EUR/USD	03/16/11	1,114,601	(22,751)
	JPY/NOK	03/16/11	281,016	(2,731)
	JPY/USD	03/16/11	845,895	(26,031)
	USD/EUR	03/16/11	876,386	(135)
Royal Bank of Canada	AUD/USD	03/16/11	285,149	(2,642)
	CAD/EUR	03/16/11	426,101	(1,268)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

	EUR/USD	03/16/11	$447,545	$(5,056)
	JPY/USD	03/16/11	460,908	(14,908)
	USD/GBP	03/16/11	263,328	(1,529)
Royal Bank of Scotland	CHF/EUR	03/16/11	463,648	(21,447)
	EUR/USD	03/16/11	7,867,433	(88,907)
	JPY/USD	03/16/11	3,684,509	(104,509)
UBS AG (London)	BRL/USD	01/18/11	1,770,697	(78,522)
	CHF/EUR	03/16/11	467,633	(22,760)
	CHF/USD	03/16/11	1,568,054	(95,927)
	EUR/USD	03/16/11	917,800	(19,000)
	JPY/USD	03/16/11	450,700	(9,700)
	USD/GBP	03/16/11	437,842	(3,662)

TOTAL				$(798,006)

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(g):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $2,960,391)	4.000%	TBA — 30yr	01/13/11	$(3,000,000)	$(2,984,297)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Japan 10 Year Government Bond	(4)	March 2011	$(6,927,454)	$(31,551)
Ultra Long U.S. Treasury Bonds	113	March 2011	14,361,594	87,653
U.K. Life Long Gilt	5	March 2011	931,484	(1,806)
5 Year German Euro-Bobl	135	March 2011	21,427,970	14,367
10 Year German Euro-Bund	52	March 2011	8,707,490	1,640
2 Year U.S. Treasury Notes	358	March 2011	78,368,437	(58,829)
5 Year U.S. Treasury Notes	201	March 2011	23,661,469	54,892
10 Year U.S. Treasury Notes	113	March 2011	13,609,437	(195,108)
10 Year U.S. Treasury Notes	(45)	March 2011	(5,419,688)	67,527
30 Year U.S. Treasury Bonds	10	March 2011	1,221,250	26,234
30 Year U.S. Treasury Bonds	(13)	March 2011	(1,587,625)	13,572

TOTAL				$(21,409)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC		$59,800	(a)	09/30/12	3 month LIBOR	0.585%	$94,299	$—	$94,299
		18,800	(a)	11/05/14	3 month LIBOR	1.626	343,134	—	343,134
		16,500	(a)	11/23/14	3 month LIBOR	2.116	162,305	—	162,305
		15,700	(a)	11/05/17	2.755%	3 month LIBOR	(609,646)	—	(609,646)
		14,700	(a)	11/23/19	3.587	3 month LIBOR	(346,317)	—	(346,317)
		4,300	(a)	11/05/22	3 month LIBOR	3.575	237,766	—	237,766
		5,300	(a)	11/23/27	3 month LIBOR	4.206	156,519	—	156,519
Barclays Bank PLC	GBP	6,120		11/08/15	6 month BP	2.537	1,478	45	1,433
	EUR	7,090	(a)	04/23/20	4.259	6 month EURO	41,069	—	41,069
		1,750	(a)	05/12/20	4.265	6 month EURO	9,873	—	9,873

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

	EUR	6,280	(a)	05/14/20	4.360%	6 month EURO	$67,163	$—	$67,163
	GBP	10,520		11/08/20	3.411	6 month BP	(93,659)	(577)	(93,082)
		5,280		11/08/25	6 month BP	3.777%	52,477	348	52,129
	EUR	2,120	(a)	04/23/40	6 month EURO	4.085	(83,843)	—	(83,843)
		490	(a)	05/12/40	6 month EURO	3.940	(6,238)	—	(6,238)
		1,850	(a)	05/14/40	6 month EURO	4.055	(63,188)	—	(63,188)
Citibank NA	GBP	2,880	(a)	06/15/14	1.750	6 month BP	(71,385)	(81,503)	10,118
	EUR	1,460		11/05/15	2.096	6 month EURO	(28,275)	—	(28,275)
		7,100	(a)	04/23/20	4.286	6 month EURO	51,603	—	51,603
		2,130	(a)	04/23/40	6 month EURO	4.119	(97,772)	—	(97,772)
Credit Suisse First Boston Corp.	GBP	1,580	(a)	06/15/13	1.500	6 month BP	(17,624)	(22,963)	5,339
		2,350	(a)	06/15/14	1.750	6 month BP	(58,248)	(55,308)	(2,940)
	EUR	1,900	(a)	08/06/20	3.764	6 month EURO	(43,892)	—	(43,892)
		$4,000		02/15/26	3 month LIBOR	3.083	366,130	—	366,130
	EUR	500	(a)	08/06/40	6 month EURO	3.630	21,723	—	21,723
		$2,100	(a)	06/15/41	3 month LIBOR	3.750	169,892	2,063	167,829
Deutsche Bank Securities, Inc.	KRW	471,000		01/28/11	2.820	3 month KWCDC	169	—	169
		260,000		06/12/11	3.870	3 month KWCDC	1,134	—	1,134
		1,200,000		06/26/11	3.693	3 month KWCDC	4,087	—	4,087
		496,931		07/06/11	3.620	3 month KWCDC	2,658	—	2,658
		830,250		07/07/11	3.626	3 month KWCDC	4,462	—	4,462
						1 month Brazilian Interbank
	BRL	7,160		01/02/12	11.450	Deposit Average	(16,353)	—	(16,353)
						1 month Brazilian Interbank
		17,800		01/02/12	11.514	Deposit Average	(35,381)	—	(35,381)
		$38,700	(a)	11/02/14	3 month LIBOR	1.645	687,782	—	687,782
		5,900	(a)	06/15/16	3 month LIBOR	1.750	220,770	120,728	100,042
		32,400	(a)	11/02/17	2.750	3 month LIBOR	(1,255,578)	—	(1,255,578)
		8,900	(a)	11/02/22	3 month LIBOR	3.545	511,388	—	511,388
		1,900	(a)	06/15/41	3.750	3 month LIBOR	(153,712)	(109,929)	(43,783)
		4,300	(a)	06/15/41	3 month LIBOR	3.750	347,874	42,658	305,216
JPMorgan Securities, Inc.	KRW	458,000		01/28/11	2.830	3 month KWCDC	175	—	175
		360,000		06/15/11	3.900	3 month KWCDC	1,609	—	1,609
		1,250,000		06/22/11	3.720	3 month KWCDC	4,479	—	4,479
		394,879		07/08/11	3.660	3 month KWCDC	2,198	—	2,198

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

	BRL	3,870		01/02/13	12.190%	1 month Brazilian Interbank Deposit Average	$(231)	$—	$(231)
						1 month Brazilian Interbank
		20,280		01/02/13	12.260	Deposit Average	9,112	—	9,112
	GBP	580	(a)	06/15/14	1.750	6 month BP	(14,376)	(7,942)	(6,434)
		$31,400	(a)	06/15/16	1.750	3 month LIBOR	(1,174,946)	(1,270,000)	95,054
	EUR	1,750	(a)	08/07/20	3.653	6 month EURO	(50,796)	—	(50,796)
		3,530	(a)	08/10/20	3.530	6 month EURO	(125,755)	—	(125,755)
		$3,500	(a)	06/15/21	3 month LIBOR	2.750%	257,898	284,260	(26,362)
		2,500	(a)	06/15/26	3 month LIBOR	3.250	219,612	235,332	(15,720)
	EUR	480	(a)	08/07/40	6 month EURO	3.542	28,624	—	28,624
		960	(a)	08/10/40	6 month EURO	3.417	79,408	—	79,408
		$2,400	(a)	06/15/41	3.750	3 month LIBOR	(194,162)	(136,457)	(57,705)
Royal Bank of Canada
	CAD	1,660		11/03/15	6 month CDOR	2.140	29,398	—	29,398
		2,520		11/04/15	6 month CDOR	2.115	47,814	—	47,814
	EUR	2,210		11/08/15	2.118	6 month EURO	(40,420)	—	(40,420)
Royal Bank of Scotland	GBP	6,300	(a)	06/15/13	1.500	6 month BP	(70,272)	(62,454)	(7,818)

TOTAL							$(415,987)	$(1,061,699)	$645,712

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		December 31,		Payments
	Referenced	Amount	(paid) by	Termination	2010	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse First Boston Corp.	CDX North America High Yield Index	$3,500	5.000%	12/20/15	428	$110,658	$92,440	$18,218
		4,500	5.000	12/20/15	428	142,275	136,649	5,626
Deutsche Bank Securities, Inc.	CDX North America High Yield Index	8,000	5.000	12/20/15	428	252,932	134,297	118,635

TOTAL						$505,865	$363,386	$142,479

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$5,000	06/20/11	3.670%	$(152,946)	$(144,000)	$(8,946)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	5,000	06/20/11	3.670%	(129,756)	(144,000)	14,244

Morgan Stanley Capital Services, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	8,800	06/17/11	3.775%	(315,504)	(258,720)	(56,784)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	8,800	06/17/11	3.775%	(194,221)	(258,720)	64,499

TOTAL					$(792,427)	$(805,440)	$13,013

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	27,600	(805,440)

Contracts Outstanding December 31, 2010	$27,600	$(805,440)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$399,730,845

Gross unrealized gain	8,816,622
Gross unrealized loss	(4,560,561)

Net unrealized security gain	$4,256,061

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 47.0%
British Pound — 8.2%
United Kingdom Gilt Inflation Linked
GBP	660,000	2.500%	08/16/13	$2,869,937
	1,140,000	2.500	07/26/16	5,572,936
United Kingdom Treasury
	5,210,000	4.500	03/07/13	8,715,717
	630,000	2.250	03/07/14	1,002,761
	11,750,000	2.750	01/22/15	18,825,948
	870,000	4.500	03/07/19	1,481,885
	3,500,000	3.750	09/07/19	5,629,502
	7,110,000	4.000	03/07/22	11,396,689
	1,150,000	4.750	12/07/30	1,942,049
	3,390,000	4.500	09/07/34	5,518,007
	3,300,000	4.500	12/07/42	5,425,174

				68,380,605

Canadian Dollar — 2.8%
Government of Canada
CAD	2,340,000	3.500	06/01/13	2,447,410
	10,920,000	2.500	06/01/15	11,072,768
	1,760,000	4.500	06/01/15	1,933,292
	4,950,000	5.750	06/01/29	6,501,063
	1,700,000	4.000	06/01/41	1,861,058

				23,815,591

Danish Krone — 0.4%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	3,119,401

Euro — 16.0%
Federal Republic of Germany
EUR	7,400,000	3.500	04/12/13	10,466,411
	2,960,000	3.250	07/04/15	4,203,454
	300,000	4.000	07/04/16	439,692
	240,000	4.000	01/04/18	350,766
	2,180,000	4.250	07/04/18	3,223,353
	7,620,000	3.250	01/04/20	10,461,812
	5,730,000	3.000	07/04/20	7,695,590
	4,800,000	5.625	01/04/28	8,147,688
	3,370,000	5.500	01/04/31	5,746,340
	50,000	4.000	01/04/37	72,268
	850,000	4.250	07/04/39	1,296,908
	2,110,000	4.750	07/04/40	3,490,007
Government of Finland
	7,990,000	3.125	09/15/14	11,281,357
	390,000	4.375	07/04/19	572,835
Government of Ireland
	620,000	4.600	04/18/16	699,582
	1,750,000	4.500	04/18/20	1,670,058
	750,000	5.000	10/18/20	725,691
Kingdom of Belgium
	2,610,000	4.000	03/28/14	3,630,670
	1,470,000	3.500	03/28/15	1,997,185
	1,260,000	2.750	03/28/16	1,633,310
	2,270,000	3.750	09/28/20	2,976,100
Kingdom of Spain
	1,610,000	3.000	04/30/15	2,036,042
	400,000	4.300	10/31/19	494,458
	330,000	4.850	10/31/20	420,750
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	14,134,362

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Republic of Austria(a)
EUR	3,150,000	4.350%	03/15/19	$4,543,777
Republic of Italy
	3,970,000	4.250	02/01/15	5,429,781
	4,600,000	3.000	04/15/15	5,973,512
	870,000	5.250	08/01/17	1,230,824
	5,080,000	4.500	02/01/18	6,856,356
	4,420,000	4.500	03/01/19	5,891,975
	350,000	4.250	03/01/20	453,300
	3,870,000	6.000	05/01/31	5,551,016

				133,797,230

Japanese Yen — 13.7%
Government of Japan
JPY	1,800,000,000	0.800	03/20/13	22,468,363
	800,000,000	1.100	09/20/13	10,087,499
	1,400,000,000	0.400	06/20/15	17,267,333
	400,000,000	1.900	06/20/25	5,152,107
	875,000,000	2.000	12/20/25	11,326,934
	430,000,000	2.100	12/20/26	5,605,862
	350,000,000	2.100	12/20/27	4,541,952
	350,000,000	2.000	06/20/30	4,393,343
	285,000,000	2.500	09/20/34	3,864,153
	250,000,000	2.500	03/20/38	3,417,398
	100,000,000	2.200	09/20/39	1,289,786
Government of Japan CPI Linked Bond
	84,575,000	0.800	12/10/15	1,041,067
	438,680,000	1.000	06/10/16	5,363,145
	1,501,416,000	1.200	03/10/17	18,549,949

				114,368,891

Mexican Peso — 0.4%
United Mexican States
MXN	30,000,000	10.000	12/05/24	3,028,285

Polish Zloty — 1.2%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,717,200
	22,150,000	5.500	04/25/15	7,530,731

				10,247,931

South African Rand — 0.2%
Republic of South Africa
ZAR	8,440,000	10.500	12/21/26	1,527,361

Swedish Krona — 0.6%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,858,011
	20,000,000	4.500	08/12/15	3,206,827

				5,064,838

United States Dollar — 3.5%
Federal Republic of Brazil
	$1,250,000	5.625	01/07/41	1,240,625
Kingdom of Denmark
	17,700,000	1.875	03/16/12	17,993,378
Quebec Province of Canada
	3,350,000	5.125	11/14/16	3,759,385
Russian Federation
	100,000	5.000	04/29/20	100,125
	2,443,350	7.500	03/31/30	2,825,124
State of Qatar
	1,569,000	5.150	04/09/14	1,686,675

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Foreign Sovereign Debt Obligations — (continued)
United States Dollar — (continued)
United Mexican States
	$1,270,000	6.050%		01/11/40	$1,298,575

					28,903,887

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$392,254,020

Corporate Obligations — 21.4%
Banks — 10.6%
Abbey National Treasury Services PLC
EUR	750,000	2.500%		03/18/13	$1,001,592
Bank of America Corp.
	$400,000	7.375		05/15/14	443,980
	400,000	6.500		08/01/16	432,687
	1,650,000	5.750		12/01/17	1,716,269
	450,000	5.875		01/05/21	468,678
Bank of Nova Scotia(a)
	8,000,000	1.450		07/26/13	8,000,976
Bank of Scotland PLC(a)
	2,070,000	5.250		02/21/17	2,146,696
Canadian Imperial Bank of Commerce
	3,190,000	2.000	(a)	02/04/13	3,247,031
AUD	3,500,000	5.750		12/19/13	3,564,037
	$1,490,000	2.600	(a)	07/02/15	1,498,122
Cie de Financement Foncier(a)
	3,500,000	1.625		07/23/12	3,516,425
	1,300,000	2.125		04/22/13	1,311,062
Citigroup, Inc.
	1,700,000	6.010		01/15/15	1,848,485
	1,700,000	4.750		05/19/15	1,774,069
	349,000	6.125		11/21/17	380,017
EUR	800,000	7.375		09/04/19	1,192,111
Credit Suisse Group Finance Guernsey Ltd.(b)
	800,000	3.625		01/23/18	1,047,048
Credit Suisse of New York
	$1,400,000	4.375		08/05/20	1,366,836
DnB NOR Boligkreditt
	3,500,000	2.100	(a)	10/14/15	3,328,489
EUR	2,200,000	3.375		01/20/17	2,981,823
HSBC Covered Bonds France
	1,800,000	3.375		01/20/17	2,422,615
HSBC Holdings PLC
	$2,600,000	6.800		06/01/38	2,822,595
ING Bank NV(a)
	4,000,000	2.500		01/14/16	3,901,668
Intesa Sanpaolo SPA(b)
EUR	1,100,000	8.375		10/14/49	1,403,783
JPMorgan Chase & Co.
	$1,800,000	4.250		10/15/20	1,764,062
Lloyds TSB Bank PLC(a)
	1,300,000	4.375		01/12/15	1,299,704
Morgan Stanley, Inc.
	1,750,000	4.000		07/24/15	1,756,195
MUFG Capital Finance 4 Ltd.(b)
EUR	1,350,000	5.271		01/25/49	1,659,684
Nordea Hypotek AB
	2,100,000	3.500		01/18/17	2,859,307
Royal Bank of Scotland Group PLC
	$900,000	0.492	(b)	08/29/17	722,326
EUR	2,750,000	6.934		04/09/18	3,474,624
Sparebanken 1 Boligkreditt
	600,000	5.000		09/10/13	861,682
	$6,300,000	1.250	(a)	10/25/13	6,257,714

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Swedish Covered Bond Corp.
EUR	2,000,000	3.000%	02/03/15	$2,715,391
Toronto-Dominion Bank
	$2,990,000	2.200	07/29/15	2,941,197
UBS AG London
EUR	1,600,000	3.875	12/02/19	2,167,846
UBS AG Stamford
	$1,500,000	5.875	12/20/17	1,640,587
Wachovia Bank NA
EUR	1,750,000	6.000	05/23/13	2,523,720
WM Covered Bond Program
	700,000	4.375	05/19/14	972,903
	2,050,000	4.000	09/27/16	2,768,735

				88,202,771

Brokerage — 0.1%
Morgan Stanley
	650,000	5.500	10/02/17	878,923

Chemicals — 0.2%
The Dow Chemical Co.
	$1,150,000	8.550	05/15/19	1,434,390
	600,000	4.250	11/15/20	574,869

				2,009,259

Communications — 2.1%
AT&T, Inc.
	2,050,000	5.600	05/15/18	2,284,683
	2,050,000	6.300	01/15/38	2,160,218
Cellco Partnership/Verizon Wireless Capital LLC
EUR	1,200,000	8.750	12/18/15	2,020,165
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	227,964
Comcast Corp.
	2,200,000	5.700	05/15/18	2,421,326
Omnicom Group, Inc.
	1,150,000	4.450	08/15/20	1,118,876
Telecom Italia Capital SA
	200,000	6.175	06/18/14	211,523
	1,082,000	4.950	09/30/14	1,101,755
Telecom Italia Finance SA
EUR	1,149,000	7.750	01/24/33	1,623,080
Telefonica Emisiones SAU
	$900,000	7.045	06/20/36	926,550
Telemar Norte Leste SA
	850,000	5.500	10/23/20	818,446
Time Warner Cable, Inc.
	2,200,000	6.550	05/01/37	2,359,080
Verizon New Jersey, Inc.
	65,000	8.000	06/01/22	76,788

				17,350,454

Consumer Noncyclical — 1.7%
Altria Group, Inc.
	$2,900,000	9.700	11/10/18	3,808,813
BAT International Finance PLC(a)
	2,258,000	9.500	11/15/18	2,971,465
Boston Scientific Corp.
	2,254,000	4.500	01/15/15	2,296,404
Imperial Tobacco Finance PLC
EUR	1,650,000	7.250	09/15/14	2,522,497
	150,000	8.375	02/17/16	244,250

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Noncyclical — (continued)
Kraft Foods, Inc.
	$1,200,000	6.500%	02/09/40	$1,336,746
Pfizer, Inc.
	850,000	7.200	03/15/39	1,101,587

				14,281,762

Electric(a) — 0.5%
Enel Finance International SA
	1,200,000	6.250	09/15/17	1,310,639
	2,600,000	5.125	10/07/19	2,576,665

				3,887,304

Energy — 0.8%
Anadarko Petroleum Corp.
	1,350,000	6.375	09/15/17	1,467,146
Dolphin Energy Ltd.(a)
	1,301,289	5.888	06/15/19	1,390,817
Gaz Capital SA for Gazprom
	1,110,000	9.250	04/23/19	1,359,750
Transocean, Inc.
	1,100,000	6.500	11/15/20	1,165,321
	1,159,000	6.800	03/15/38	1,173,340

				6,556,374

Financial Companies — 2.3%
American Express Credit Corp.
GBP	850,000	5.375	10/01/14	1,380,082
Capital One Financial Corp.
	$1,790,000	5.700	09/15/11	1,847,828
GE Capital European Funding
EUR	1,100,000	5.250	05/18/15	1,585,275
General Electric Capital Corp.
	$800,000	4.375	09/16/20	782,684
Nationwide Building Society
EUR	2,550,000	4.625	09/13/12	3,533,210
	4,700,000	3.875	12/05/13	6,469,053
Pemex Project Funding Master Trust
	$1,450,000	5.750	03/01/18	1,537,000
Yorkshire Building Society
EUR	1,600,000	3.250	09/22/15	2,098,983

				19,234,115

Food & Beverage(a) — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
	$700,000	7.750	01/15/19	871,044
	500,000	6.875	11/15/19	596,012
	450,000	8.200	01/15/39	610,469

				2,077,525

Insurance — 1.2%
AON Financial Services Luxembourg SA
EUR	650,000	6.250	07/01/14	920,635
Aviva PLC(b)
	1,050,000	6.875	05/22/38	1,387,681
AXA SA(b)
	1,900,000	6.211	10/05/49	2,183,514
Cloverie PLC for Zurich Insurance Co.(b)
	850,000	7.500	07/24/39	1,214,172
Old Mutual PLC(b)
	250,000	4.500	01/18/17	315,134
Standard Life PLC(b)
	1,450,000	6.375	07/12/22	1,918,250

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Insurance — (continued)
Standard Life PLC(b) — (continued)
EUR	650,000	5.314%	01/06/49	$738,306
ZFS Finance USA Trust I(a)(b)
	$1,050,000	5.875	05/09/32	1,024,537

				9,702,229

Metals & Mining — 0.8%
Anglo American Capital PLC(a)
	3,400,000	9.375	04/08/14	4,093,512
ArcelorMittal
EUR	350,000	4.625	11/17/17	466,906
	$1,500,000	9.850	06/01/19	1,897,558
Glencore Finance Europe SA
EUR	400,000	7.125	04/23/15	588,450

				7,046,426

Natural Gas — 0.6%
DCP Midstream LLC(a)
	$1,820,000	5.350	03/15/20	1,886,314
Energy Transfer Partners LP
	100,000	9.700	03/15/19	128,487
	1,050,000	9.000	04/15/19	1,314,921
Enterprise Products Operating LLC
	1,150,000	5.200	09/01/20	1,188,998
The Williams Cos., Inc.
	450,000	8.750	03/15/32	552,174

				5,070,894

Real Estate Investment Trust — 0.3%
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,386,188

TOTAL CORPORATE OBLIGATIONS				$178,684,224

Foreign Debt Obligations — 1.6%
Bank Nederlandse Gemeenten
EUR	3,525,000	4.125%	06/28/16	$5,039,344
Eksportfinans ASA
	$4,800,000	2.000	09/15/15	4,705,573
European Investment Bank
EUR	1,500,000	3.125	04/15/14	2,076,604
German Postal Pensions Securitisation 2 PLC
	1,050,000	4.250	01/18/17	1,491,946

TOTAL FOREIGN DEBT OBLIGATIONS				$13,313,467

Asset-Backed Securities — 2.8%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$1,180,435	1.261%	10/25/37	$1,132,879
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.511	10/25/37	1,149,172
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.711	10/25/37	1,579,236
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	153,379	7.000	09/25/37	112,209
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	192,945	7.000	09/25/37	134,934

				4,108,430

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loans(b) — 2.3%
Access Group, Inc. Series 2004-2, Class A2
	$4,000,000	0.438%	01/25/16	$3,930,713
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	615,795	0.413	09/25/23	610,455
College Loan Corp. Trust Series 2005-1, Class A2
	4,000,000	0.388	07/25/24	3,973,604
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	1,363,783	1.242	02/25/42	1,351,397
NCUA Guaranteed Notes Series 2010-A1, Class A
	400,000	0.661	12/07/20	400,420
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,626,332	1.068	07/27/48	1,622,811
SLC Student Loan Trust Series 2006-1, Class A4
	3,000,000	0.382	12/15/21	2,940,427
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	886,986	0.426	03/01/25	871,715
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	4,000,000	0.368	04/25/23	3,929,008

				19,630,550

TOTAL ASSET-BACKED SECURITIES				$23,738,980

Mortgage-Backed Obligations — 20.5%
Adjustable Rate Non-Agency(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$14,335	0.631%	10/25/34	$13,429
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	281,707	1.828	09/25/35	183,457
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,681,007	0.531	02/25/36	1,999,092
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,280,264	0.471	03/20/46	717,776

TOTAL ADJUSTABLE RATE NON-AGENCY				$2,913,754

Collateralized Mortgage Obligations — 3.1%
Arkle Master Issuer PLC Series 2010-2X, Class 2A(b)
EUR	1,500,000	2.548	05/17/60	2,001,002
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1(b)
	$411,511	3.070	04/20/35	379,353
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)(b)
	780,756	0.811	02/25/48	780,653
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
	696,272	3.389	06/25/34	681,085
GS Mortgage Securities Trust Series 2007-GG10, Class A4(b)
	800,000	5.808	08/10/45	836,205
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
	1,654,557	4.780	08/19/36	1,124,521
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
	351,348	2.636	08/25/35	282,932
Lanark Master Issuer PLC Series 2007-1X, Class 3A2(b)
EUR	3,883,952	1.181	12/22/54	5,042,272
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
	$1,589,802	0.451	07/25/36	904,288
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,781,264	2.650	10/29/20	3,679,673
NCUA Guaranteed Notes Series 2010-R1, Class 1A(b)
	388,217	0.716	10/07/20	387,914
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	231,875	1.840	10/07/20	229,267

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
NCUA Guaranteed Notes Series 2010-R2, Class 1A(b)
	$687,497	0.635%	11/06/17	$687,282
Permanent Master Issuer PLC Series 2006-1, Class 6A1(b)
GBP	800,000	0.860	04/15/20	1,205,934
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
	$1,707,762	1.328	01/25/46	958,121
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
	355,161	0.783	11/20/34	316,025
Silverstone Master Issuer Series 2010-1A, Class A2(a)(b)
EUR	2,500,000	2.502	01/21/55	3,340,268
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1(b)
	$839,904	2.602	05/25/34	805,688
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
	166,609	2.715	09/25/34	150,229
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
	873,510	2.736	11/25/34	775,134
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
	1,860,090	1.028	02/25/47	1,169,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$25,737,587

Commercial Mortgage-Backed Securities — 0.9%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3
	3,000,000	5.336	05/15/47	3,137,999
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3(b)
	4,000,000	5.765	07/15/45	4,274,455

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$7,412,454

Federal Agencies — 16.2%
Adjustable Rate FNMA(b) — 1.2%
	$4,141,478	5.712%	09/01/37	$4,360,591
	2,216,788	6.146	09/01/37	2,316,145
	3,315,113	5.810	10/01/37	3,501,698

				10,178,434

FHLMC — 1.7%
	2,342	5.000	09/01/16	2,492
	30,968	5.000	11/01/16	32,958
	6,083	5.000	12/01/16	6,474
	99,376	5.000	01/01/17	105,911
	173,010	5.000	02/01/17	184,595
	135,267	5.000	03/01/17	144,325
	227,305	5.000	04/01/17	242,523
	9,040	5.000	05/01/17	9,646
	4,078	5.000	06/01/17	4,352
	6,672	5.000	08/01/17	7,119
	613,845	5.000	09/01/17	654,949
	679,622	5.000	10/01/17	725,128
	401,590	5.000	11/01/17	428,479
	438,103	5.000	12/01/17	467,437
	540,560	5.000	01/01/18	577,224
	1,203,909	5.000	02/01/18	1,286,353
	1,185,362	5.000	03/01/18	1,266,630
	1,000,649	5.000	04/01/18	1,069,223
	678,776	5.000	05/01/18	725,363

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$164,442	5.000%	06/01/18	$175,808
154,510	5.000	07/01/18	165,388
89,305	5.000	08/01/18	95,415
58,672	5.000	09/01/18	62,693
228,115	5.000	10/01/18	243,714
242,821	5.000	11/01/18	259,400
165,219	5.000	12/01/18	176,540
119,405	5.000	01/01/19	127,594
17,923	5.000	02/01/19	19,160
29,643	5.000	03/01/19	31,690
99,609	5.000	02/01/37	105,107
982,657	4.500	09/01/39	1,013,445
366,501	4.500	10/01/39	378,040
157,784	5.000	01/01/40	166,246
3,000,000	5.000	TBA — 30yr(c)	3,146,484

			14,107,905

FNMA — 12.8%
4,800	5.000	01/01/17	5,120
10,268	5.000	08/01/17	10,989
243,419	5.000	09/01/17	260,510
29,937	5.000	03/01/18	32,085
55,126	5.000	04/01/18	59,058
140,161	5.000	05/01/18	150,020
68,866	5.000	06/01/18	73,780
85,636	5.000	07/01/18	91,779
145,074	5.000	10/01/18	155,482
60,898	5.000	11/01/18	65,252
243,513	5.000	12/01/18	260,982
50,594	5.000	02/01/19	54,258
9,111	5.000	03/01/19	9,748
100,204	5.000	04/01/19	107,433
220,967	5.000	07/01/19	236,969
119,660	5.000	08/01/19	128,325
90,915	5.000	09/01/19	97,498
767,190	5.000	10/01/19	822,229
15,245	5.000	11/01/19	16,349
81,636	5.000	12/01/19	87,541
139,480	5.000	01/01/20	149,500
1,806,001	5.000	05/01/21	1,936,786
25,113	5.000	08/01/33	26,510
13,650	5.500	02/01/34	14,675
13,447	5.500	05/01/34	14,453
9,628	5.500	10/01/34	10,347
76,064	5.500	12/01/34	81,742
20,971	5.500	04/01/35	22,533
18,267	5.500	07/01/35	19,628
18,182,419	6.000	10/01/37	19,749,975
36,335	6.000	07/01/38	39,456
146,601	4.500	05/01/39	151,107
66,823	4.500	06/01/39	68,877
555,479	4.500	08/01/39	573,615
46,170	4.500	09/01/39	47,690
120,207	4.500	10/01/39	124,165
100,059	4.000	11/01/39	100,778
188,745	4.500	11/01/39	194,960
278,232	4.500	12/01/39	287,394
9,090,630	4.000	07/01/40	9,056,901
3,000,000	4.000	10/01/40	2,988,792
300,501	4.000	11/01/40	299,378
21,580,915	4.000	12/01/40	21,501,882
4,927,892	4.000	01/01/41	4,907,177
1,000,000	3.000	TBA — 15yr(c)	976,563

Principal		Interest		Maturity
Amount		Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
	$5,000,000	4.000%		TBA — 30yr(c)	$4,973,828
	1,000,000	4.000		TBA — 15yr(c)	1,029,609
	33,000,000	4.500		TBA — 30yr(c)	33,879,140
	1,000,000	5.000		TBA — 30yr(c)	1,051,328

					107,004,196

GNMA — 0.5%
	900,000	3.950		07/15/25	904,292
	94,998	4.500		10/15/39	99,477
	3,000,000	3.500		TBA — 30yr(c)	2,887,500

					3,891,269

TOTAL FEDERAL AGENCIES					$135,181,804

TOTAL MORTGAGE-BACKED OBLIGATIONS					$171,245,599

Government Guarantee Obligations — 4.8%
Achmea Hypotheekbank NV(a)(d)
	$4,800,000	3.200%		11/03/14	$4,994,035
Fortis Bank Nederland NV(d)
EUR	4,400,000	3.000		04/17/12	6,010,702
General Electric Capital Corp.(e)
	2,500,000	4.000		06/15/12	3,463,025
ING Bank NV(d)
	2,600,000	3.375		03/03/14	3,615,394
Kreditanstalt fuer Wiederaufbau
	5,800,000	1.250	(d)	06/17/13	7,720,630
	3,000,000	3.125	(d)	02/25/14	4,161,078
AUD	3,000,000	6.000	(d)	08/20/20	2,933,704
LeasePlan Corp. NV(d)
EUR	2,750,000	3.250		05/22/14	3,821,004
Swedbank AB(d)
	2,550,000	3.375		05/27/14	3,543,745

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS					$40,263,317

U.S. Treasury Obligations — 1.6%
United States Treasury Bonds
	$1,400,000	4.500%		08/15/39	$1,438,206
	3,000,000	4.375		05/15/40	3,015,240
	890,000	3.875		08/15/40	820,019
United States Treasury Inflation Protected Securities
	3,800,726	1.250		07/15/20	3,895,136
	1,577,926	2.375		01/15/25	1,756,926
	2,136,445	2.375		01/15/27	2,374,467

TOTAL U.S. TREASURY OBLIGATIONS					$13,299,994

		Exercise	Expiration
Contracts		Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Options — 0.0%
Put CHF 2,918,000
Call JPY	249,489,000	85.500%	01/25/11	$14,397
Put JPY 304,452,000
Call KRW	4,033,989,000	13.250	02/18/11	21,539
Call EUR 2,354,000
Put AUD	3,130,820	1.330	01/12/11	5,882

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

		Exercise	Expiration
Contracts		Rate	Date	Value
Options Purchased — (continued)
Cross Currency Options — (continued)
Call EUR 5,025,000
Put CHF	7,663,125	1.525%	01/07/11	$—
Call EUR 1,165,000
Put NOK	9,320,000	8.000	01/25/11	1,892
				43,710

Currency Options — 0.0%
Put USD 3,295,000
Call TRY	4,843,650	1.470	01/17/11	596
Call USD 3,053,000
Put CHF	2,900,350	0.950	01/07/11	5,495
Call USD 3,053,000
Put JPY	251,872,500	82.500	01/07/11	5,038
Call EUR 1,350,000
Put USD	1,802,250	1.335	01/04/11	9,350
				20,479

TOTAL OPTIONS PURCHASED				$64,189

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 4.8%
Commerical Paper — 4.8%
JPMorgan Corp.
$9,063,343	0.020%	01/04/11	$9,063,343
Rabobank
30,754,548	0.160	01/04/11	30,754,548

TOTAL SHORT-TERM OBLIGATIONS			$39,817,891

TOTAL INVESTMENTS — 104.5%			$872,681,681

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%			(37,523,136)

NET ASSETS — 100.0%			$835,158,545

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $75,782,915, which represents approximately 9.1% of net assets as of December 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(c) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $47,944,452 which represents approximately 5.7% of net assets as of December 31, 2010.

(d) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $36,800,292 which represents approximately 4.4% of net assets as of December 31, 2010.

(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $3,463,025 which represents approximately 0.4% of net assets as of December 31, 2010.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Bank of America Securities LLC	EUR/NOK	03/16/11	$390,099	$3,500
	EUR/PLN	03/16/11	1,632,536	15,756
	EUR/USD	03/16/11	1,022,005	1,305
	USD/AUD	03/16/11	802,320	31,641
	USD/CHF	03/16/11	940,920	21,920
	USD/CLP	01/03/11	451,527	16,527
	USD/CLP	01/25/11	1,171,858	14,129
	USD/CNY	03/10/11	7,929,306	150,056
	USD/CNY	03/30/11	388,852	2,159
	USD/EUR	03/16/11	1,034,028	9,601
	USD/JPY	03/16/11	894,213	29,213
	USD/KRW	01/24/11	495,067	7,067
	USD/RUB	03/17/11	1,967,265	24,669
Barclays Bank PLC	EUR/CAD	03/16/11	1,055,404	8,282
	EUR/NOK	03/16/11	606,523	14,526
	GBP/EUR	03/16/11	487,476	2,819
	GBP/USD	03/16/11	1,257,432	11,543
	HUF/USD	03/16/11	1,463,476	1,232
	USD/CAD	03/16/11	526,933	11,933
	USD/CNY	03/30/11	1,210,338	10,431
	USD/EUR	01/11/11	2,729,341	29,012
	USD/EUR	03/16/11	867,034	7,635
	USD/KRW	02/22/11	959,692	15,341
	USD/NZD	03/16/11	264,867	13,206
	USD/PHP	01/27/11	1,565,865	483
	USD/RUB	03/10/11	3,510,057	85,013
	USD/RUB	03/17/11	860,646	8,646
	USD/SGD	03/16/11	1,099,907	15,815
BNP Paribas SA	AUD/EUR	03/16/11	396,238	3,212
	EUR/JPY	03/16/11	897,761	24,057
	EUR/USD	03/16/11	959,215	3,745
	GBP/EUR	03/16/11	477,345	2,262
	USD/CLP	01/25/11	448,059	5,252
	USD/EUR	03/16/11	2,341,927	31,838
	USD/JPY	03/16/11	1,772,427	59,427
Citibank NA	EUR/PLN	03/16/11	2,951,946	46,532
	TRY/USD	01/18/11	398,584	4,416
	USD/CHF	03/16/11	522,283	283
	USD/CNY	03/30/11	1,192,634	6,711
	USD/EUR	01/11/11	9,765,344	176,663
	USD/JPY	01/28/11	41,448,995	1,304,225
	USD/PHP	01/27/11	1,559,485	9,678
	USD/TWD	01/20/11	1,272,989	29,718
	USD/TWD	02/23/11	1,273,802	30,739
Credit Suisse International (London)	EUR/CHF	03/16/11	875,050	40,575
	EUR/USD	01/11/11	1,953,595	1,470
	GBP/EUR	03/16/11	1,628,284	24,291
	USD/BRL	01/20/11	1,145,396	41,731
	USD/BRL	01/24/11	391,139	8,139
	USD/EUR	01/11/11	10,443,740	153,844
	USD/EUR	03/16/11	530,374	4,912
	USD/MYR	01/10/11	564,447	9,672
	USD/TWD	01/13/11	2,246,777	70,577
	USD/ZAR	03/16/11	544,616	25,616

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Deutsche Bank AG (London)	EGP/USD	01/12/11	$759,747	$8,253
	EUR/CAD	03/16/11	1,722,045	13,969
	EUR/JPY	03/16/11	897,761	24,348
	EUR/NOK	03/16/11	628,433	8,521
	EUR/PLN	03/16/11	325,973	996
	EUR/USD	01/11/11	145,888,424	1,128,956
	EUR/USD	03/16/11	849,667	3,004
	GBP/EUR	03/16/11	2,677,001	21,626
	GBP/USD	01/20/11	9,318,339	117,248
	GBP/USD	03/16/11	5,028,481	74,952
	USD/ARS	01/31/11	665,444	7,444
	USD/AUD	03/16/11	1,240,962	46,476
	USD/CAD	03/16/11	725,436	17,436
	USD/CHF	03/16/11	175,408	5,408
	USD/CNY	01/12/11	2,419,489	10,489
	USD/CNY	03/10/11	3,627,440	67,057
	USD/EUR	03/16/11	8,045,114	140,361
	USD/JPY	01/05/11	767,352	4,462
	USD/JPY	03/16/11	964,751	29,751
	USD/KRW	01/18/11	431,322	7,322
	USD/MYR	01/10/11	883,456	17,456
	USD/NZD	03/16/11	3,308,106	99,192
	USD/PHP	01/27/11	1,559,485	10,557
	USD/TRY	03/16/11	402,911	1,668
	USD/TWD	02/23/11	2,248,697	51,687
	USD/ZAR	03/16/11	777,902	14,902
HSBC Bank PLC	PLN/USD	01/11/11	10,389,586	629,447
	TRY/USD	03/16/11	503,456	6,544
	USD/AUD	03/16/11	714,187	30,421
	USD/CLP	01/06/11	448,756	14,756
	USD/ILS	03/16/11	2,428,222	49,180
	USD/RUB	03/10/11	2,306,791	51,415
JPMorgan Securities, Inc.	EUR/NOK	03/16/11	2,718,822	65,965
	EUR/PLN	03/16/11	2,955,035	47,994
	GBP/USD	01/20/11	1,200,995	7,207
	GBP/USD	03/16/11	838,288	14,738
	MXN/USD	01/21/11	3,353,720	183
	RUB/USD	01/11/11	434,643	754
	TRY/USD	03/16/11	710,806	16,194
	USD/EUR	01/11/11	10,950,530	177,395
	USD/MXN	03/16/11	774,812	1,812
	USD/RUB	01/11/11	434,643	6,643
Morgan Stanley Capital Services, Inc.	AUD/EUR	03/16/11	396,179	3,271
	COP/USD	01/18/11	590,471	7,529
	EUR/CAD	03/16/11	1,703,342	21,032
	EUR/PLN	03/16/11	876,386	24,311
	RUB/USD	01/11/11	1,042,479	1,608
	TRY/USD	03/16/11	2,228,036	57,964
	USD/BRL	01/20/11	879,123	25,123
	USD/CAD	03/16/11	868,219	18,219
	USD/CNY	03/30/11	928,438	5,155
	USD/EUR	03/16/11	4,352,538	38,856
	USD/INR	01/13/11	760,178	9,178
	USD/JPY	03/16/11	904,416	30,416
	USD/KRW	01/18/11	201,920	3,256
	USD/NZD	03/16/11	264,867	13,189
	USD/RUB	01/11/11	694,383	11,383
	USD/RUB	01/24/11	1,162,456	6,456
Royal Bank of Canada	USD/BRL	01/20/11	352,471	10,471
	USD/BRL	01/24/11	955,533	22,893
	USD/INR	01/28/11	638,138	5,406
	USD/MXN	03/16/11	2,342,734	8,946
	USD/NZD	03/16/11	1,541,186	29,383
Royal Bank of Scotland	USD/CAD	03/16/11	2,952,797	34,120

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

	USD/CNY	03/30/11	$1,209,188	$10,872
	USD/JPY	03/16/11	992,448	29,448
	USD/MXN	03/16/11	812,868	1,868
State Street Bank	CHF/EUR	03/16/11	399,123	327
	EUR/SEK	03/16/11	2,474,809	39,046
	EUR/USD	01/11/11	145,653,893	907,507
	EUR/USD	03/16/11	432,849	145
	GBP/EUR	03/16/11	842,941	20,085
	USD/AUD	03/16/11	888,428	32,432
	USD/JPY	01/05/11	1,741	3
	USD/MXN	03/16/11	2,348,766	11,967
	USD/TRY	03/16/11	425,819	5,069
UBS AG (London)	EUR/CHF	03/16/11	1,708,685	35,266
	USD/JPY	02/22/11	977,571	33,226
	USD/RUB	03/17/11	1,963,786	24,003
	USD/ZAR	03/16/11	878,692	28,692
Westpac Banking Corp.	AUD/NZD	03/16/11	877,285	772
	DKK/USD	01/20/11	2,815,722	37,500
	USD/AUD	03/16/11	2,406,339	87,012
	USD/CNY	03/14/11	868,815	3,815
	USD/EUR	03/16/11	423,643	6,939
	USD/NZD	03/16/11	398,075	17,715

TOTAL				$7,459,108

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Bank of America Securities LLC	CLP/USD	01/03/11	$451,527	$(6,029)
	CZK/USD	03/16/11	1,500,308	(9,373)
	EUR/HUF	03/16/11	651,946	(206)
	EUR/USD	03/16/11	1,329,274	(6,017)
	INR/USD	01/20/11	411,454	(6,940)
	KRW/USD	01/18/11	681,091	(9,091)
	NZD/USD	03/16/11	417,437	(17,836)
	PLN/EUR	03/16/11	441,698	(8,849)
	PLN/USD	03/16/11	1,673,866	(50,346)
	USD/EUR	03/16/11	846,995	(5,951)
Barclays Bank PLC	CAD/USD	03/16/11	384,488	(2,489)
	CHF/EUR	03/16/11	639,749	(629)
	CNY/USD	01/12/11	1,210,320	(15,177)
	HUF/EUR	03/16/11	321,738	(2,445)
	INR/USD	01/21/11	636,888	(16,068)
	JPY/EUR	03/16/11	1,640,034	(44,905)
	NZD/USD	03/16/11	520,441	(22,233)
	USD/EUR	01/11/11	13,126,222	(101,823)
	ZAR/USD	03/16/11	526,373	(16,373)
BNP Paribas SA	AUD/USD	03/16/11	561,219	(22,474)
	CAD/EUR	03/16/11	731,203	(12,460)
	CHF/USD	03/16/11	550,951	(14,951)
	CLP/USD	01/06/11	448,756	(5,463)
	EUR/GBP	03/16/11	4,515,484	(46,985)
	EUR/USD	03/16/11	4,819,501	(50,049)
	GBP/USD	03/16/11	769,885	(10,808)
	HUF/EUR	03/16/11	321,790	(2,497)
	JPY/NOK	03/16/11	547,354	(5,125)
	JPY/USD	02/22/11	977,571	(33,220)
	JPY/USD	03/16/11	2,076,177	(33,333)
	NZD/AUD	03/16/11	876,886	(7,705)
	PLN/EUR	03/16/11	442,100	(7,915)
	USD/CNY	06/14/11	864,470	(530)
	USD/EGP	01/12/11	759,945	(8,055)
Citibank NA	CNY/USD	03/30/11	2,078,320	(15,274)
	EUR/AUD	03/16/11	363,395	(3,284)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

	INR/USD	02/17/11	$765,413	$(9,413)
	PHP/USD	01/27/11	486,640	(5,640)
	TWD/USD	01/20/11	1,272,989	(33,582)
	USD/INR	02/17/11	2,439,106	(13,787)
Credit Suisse International (London)	AUD/USD	03/16/11	680,757	(23,473)
	CHF/EUR	03/16/11	1,716,526	(18,529)
	CHF/USD	03/16/11	1,265,159	(34,159)
	EUR/USD	01/11/11	1,625,609	(14,883)
	EUR/USD	03/16/11	3,139,492	(18,338)
	GBP/USD	03/16/11	381,748	(3,223)
	JPY/EUR	03/16/11	927,502	(25,733)
	SEK/EUR	03/16/11	861,510	(9,172)
	USD/EUR	03/16/11	849,667	(2,866)
	USD/GBP	03/16/11	428,493	(5,174)
	USD/TRY	03/16/11	1,505,700	(66,069)
Deutsche Bank AG (London)	ARS/USD	01/31/11	665,444	(5,473)
	AUD/USD	03/16/11	802,320	(37,593)
	CAD/EUR	03/16/11	1,717,338	(7,317)
	CHF/USD	03/16/11	1,046,155	(2,155)
	EUR/GBP	03/16/11	4,108,726	(36,149)
	EUR/USD	03/16/11	7,703,110	(146,658)
	GBP/EUR	03/16/11	287,834	(69)
	INR/USD	02/08/11	1,353,805	(37,805)
	JPY/USD	01/05/11	769,093	(6,203)
	KRW/USD	01/10/11	477,224	(2,224)
	MXN/USD	03/16/11	898,052	(10,052)
	NOK/EUR	03/16/11	2,295,716	(5,890)
	NZD/USD	03/16/11	511,147	(16,239)
	PHP/USD	01/21/11	690,634	(9,954)
	SEK/EUR	03/16/11	856,212	(5,209)
	TWD/USD	01/13/11	2,246,777	(56,748)
	USD/CHF	03/16/11	521,475	(525)
	USD/COP	01/28/11	243,092	(908)
	USD/GBP	03/16/11	6,285,601	(96,465)
	USD/TRY	01/18/11	397,815	(5,185)
	ZAR/USD	01/31/11	1,612,395	(60,230)
	ZAR/USD	03/16/11	889,605	(39,605)
HSBC Bank PLC	NOK/EUR	03/16/11	1,328,237	(14,994)
	RUB/USD	03/10/11	1,177,830	(8,830)
	TRY/USD	03/16/11	1,271,298	(298)
	USD/CNY	06/21/11	2,859,427	(3,993)
	USD/INR	01/21/11	992,889	(3,067)
	USD/TRY	03/16/11	2,005,880	(79,909)
JPMorgan Securities, Inc.	CAD/USD	02/08/11	23,218,544	(478,468)
	CHF/EUR	03/16/11	815,472	(540)
	EUR/GBP	03/16/11	814,932	(6,962)
	EUR/USD	03/16/11	2,567,703	(29,423)
	JPY/USD	03/16/11	1,752,210	(42,210)
	SGD/USD	03/16/11	533,095	(14,095)
	TRY/USD	03/16/11	430,611	(5,611)
	USD/GBP	03/16/11	221,258	(229)
	USD/INR	02/08/11	783,683	(2,383)
	USD/TRY	03/16/11	2,368,655	(89,345)
Morgan Stanley Capital Services, Inc.	CAD/USD	03/16/11	2,107,395	(14,395)
	EUR/USD	03/16/11	3,414,698	(71,143)
	ILS/USD	03/16/11	559,496	(9,496)
	INR/USD	01/21/11	517,746	(7,746)
	INR/USD	01/24/11	484,341	(8,341)
	INR/USD	02/17/11	670,664	(10,416)
	JPY/USD	03/16/11	779,810	(1,810)
	NZD/USD	03/16/11	887,537	(43,633)
	RUB/USD	01/11/11	780,930	(18,930)
	SGD/USD	03/16/11	434,181	(9,181)
	TRY/USD	03/16/11	431,211	(6,211)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

	USD/EUR	03/16/11	$1,696,661	$(11,520)
	USD/INR	02/08/11	1,810,001	(7,934)
	USD/INR	02/17/11	2,459,663	(7,028)
	USD/RUB	01/11/11	1,129,026	(1,957)
	USD/RUB	01/27/11	486,458	(1,542)
	USD/RUB	01/31/11	716,136	(1,864)
	USD/RUB	03/17/11	346,042	(613)
	USD/TRY	03/16/11	830,398	(33,602)
	ZAR/USD	03/16/11	2,108,068	(95,727)
Royal Bank of Canada	AUD/USD	01/13/11	6,672,832	(408,472)
	BRL/USD	01/18/11	701,776	(20,776)
	CAD/USD	03/16/11	1,447,056	(25,302)
	GBP/USD	01/20/11	53,850,094	(143,218)
	JPY/USD	03/16/11	725,915	(26,915)
Royal Bank of Scotland	CAD/USD	03/16/11	776,397	(11,397)
	CHF/USD	03/16/11	883,574	(32,574)
	CNY/USD	01/12/11	1,209,170	(15,520)
	CNY/USD	03/10/11	2,303,642	(7,363)
	GBP/USD	03/16/11	690,263	(2,373)
	NOK/USD	03/16/11	493,169	(12,169)
	USD/COP	01/18/11	587,342	(10,658)
	USD/INR	02/04/11	762,924	(76)
	USD/INR	02/08/11	846,910	(3,143)
	USD/KRW	01/10/11	873,196	(19,804)
State Street Bank	AUD/USD	03/16/11	802,320	(34,651)
	CAD/USD	03/16/11	851,651	(8,651)
	CHF/EUR	03/16/11	904,607	(41,581)
	EUR/GBP	03/16/11	436,857	(9,971)
	EUR/USD	03/16/11	3,387,979	(42,805)
	JPY/CAD	03/16/11	1,340,464	(24,149)
	JPY/USD	03/16/11	1,582,801	(38,801)
	NZD/USD	03/16/11	521,215	(17,629)
	USD/GBP	03/16/11	844,520	(8,330)
UBS AG (London)	CHF/EUR	03/16/11	879,540	(24,529)
	CHF/USD	03/16/11	2,657,230	(134,635)
	HUF/USD	03/16/11	1,463,323	(4,891)
	KRW/USD	02/22/11	959,692	(14,114)
	RUB/USD	03/10/11	857,151	(6,151)
	SEK/USD	01/18/11	5,601,364	(90,111)
	USD/TRY	03/16/11	829,084	(34,916)
	ZAR/USD	03/16/11	549,900	(30,900)
Westpac Banking Corp.	GBP/USD	01/20/11	9,541,571	(100,297)
	JPY/USD	01/28/11	155,237,904	(4,938,490)
	JPY/USD	03/16/11	3,999,970	(86,529)

TOTAL				$(9,070,942)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Australia 10 Year Treasury Bond	11	March 2011	$1,162,229	$15,514
Eurodollars	3	March 2011	747,263	18,071
Eurodollars	3	June 2011	746,700	19,946
Eurodollars	3	September 2011	745,838	21,214
Eurodollars	3	December 2011	744,525	21,948
Eurodollars	10	March 2012	2,476,250	(2,647)
Eurodollars	(59)	September 2012	(14,529,488)	35,842
Japan 10 Year Government Bond	7	March 2011	12,123,045	105,151
Ultra Long U.S. Treasury Bonds	(17)	March 2011	(2,160,594)	19,691
U.K. Life Long Gilt	(40)	March 2011	(7,451,871)	(24,269)
5 Year German Euro-Bobl	387	March 2011	61,426,848	64,648
10 Year German Euro-Bund	286	March 2011	47,891,198	18,734
2 Year U.S. Treasury Notes	345	March 2011	75,522,656	(17,570)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FUTURES CONTRACTS (continued)

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

5 Year U.S. Treasury Notes	179	March 2011	$21,071,656	$14,689
10 Year U.S. Treasury Notes	(26)	March 2011	(3,131,375)	(10,199)
30 Year U.S. Treasury Bonds	(41)	March 2011	(5,007,125)	(48,161)

TOTAL				$252,602

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC		$17,380	(a)	11/05/14	3 month LIBOR	1.620%	$319,082	$—	$319,082
		35,100	(a)	11/05/14	3 month LIBOR	1.640	630,945	—	630,945
	CAD	9,800	(a)	04/08/16	3 month CDOR	3.845	(519,014)	—	(519,014)
		10,600	(a)	11/03/16	3 month CDOR	2.515	227,003	—	227,003
		5,300	(a)	11/21/16	3 month CDOR	2.970	7,291	—	7,291
		$14,600	(a)	11/05/17	2.740%	3 month LIBOR	(576,602)	—	(576,602)
		29,480	(a)	11/05/17	2.760	3 month LIBOR	(1,137,514)	—	(1,137,514)
	CAD	13,700	(a)	04/08/21	4.350	3 month CDOR	1,022,896	—	1,022,896
		14,300	(a)	11/03/21	3.383	3 month CDOR	(363,973)	—	(363,973)
		7,200	(a)	11/21/21	3.686	3 month CDOR	(9,619)	—	(9,619)
		$4,060	(a)	11/05/22	3 month LIBOR	3.560	229,419	—	229,419
		8,190	(a)	11/05/22	3 month LIBOR	3.580	449,462	—	449,462
	CAD	4,000	(a)	04/08/41	3 month CDOR	4.496	(430,606)	—	(430,606)
		4,100	(a)	11/03/41	3 month CDOR	3.740	154,840	—	154,840
		2,100	(a)	11/21/41	3 month CDOR	3.920	15,818	—	15,818
Barclays Bank PLC		$405,640	(a)	06/21/12	0.940	3 month LIBOR	(6,462)	—	(6,462)
		409,560	(a)	06/21/12	0.784	3 month LIBOR	(168,751)	—	(168,751)
	GBP	7,030		11/03/15	6 month BP	2.589	(30,213)	(1,804)	(28,409)
	EUR	20,310	(a)	04/23/20	4.259	6 month EURO	117,646	—	117,646
		4,870	(a)	05/12/20	4.265	6 month EURO	27,476	—	27,476
	GBP	12,110		11/03/20	3.485	6 month BP	22,397	(2,138)	24,535
		6,090		11/03/25	6 month BP	3.865	(41,994)	(539)	(41,455)
	EUR	6,090	(a)	04/23/40	6 month EURO	4.085	(240,852)	—	(240,852)
		1,350	(a)	05/12/40	6 month EURO	3.940	(17,185)	—	(17,185)
Citibank NA		$43,990	(a)	06/15/13	3 month LIBOR	0.750	348,756	367,023	(18,267)
	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	48,301	—	48,301
	EUR	7,740		11/05/15	2.096	6 month EURO	(149,895)	—	(149,895)
		20,380	(a)	04/23/20	4.286	6 month EURO	148,122	—	148,122
		12,950	(a)	05/14/20	4.348	6 month EURO	129,802	—	129,802
		6,110	(a)	04/23/40	6 month EURO	4.119	(280,464)	—	(280,464)
		3,820	(a)	05/14/40	6 month EURO	4.044	(122,498)	—	(122,498)
		$5,600	(a)	06/15/41	3 month LIBOR	3.750	453,048	68,846	384,202

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Credit Suisse First Boston Corp.	JPY	993,000	(a)	06/15/16	0.500%	6 month JYOR	$(88,122)	$(108,600)	$20,478
	EUR	5,650	(a)	08/06/20	3.764	6 month EURO	(130,522)	—	(130,522)
		$16,100	(a)	06/15/21	3 month LIBOR	3.500%	147,583	239,626	(92,043)
	EUR	1,550	(a)	08/06/40	6 month EURO	3.630	67,340	—	67,340
Deutsche Bank Securities, Inc.		$18,090	(a)	11/05/14	3 month LIBOR	1.650	321,710	—	321,710
		36,160	(a)	11/05/14	3 month LIBOR	1.610	670,802	—	670,802
	EUR	24,710	(a)	06/15/16	6 month EURO	2.250	713,489	672,459	41,030
		$15,190	(a)	11/05/17	2.763	3 month LIBOR	(584,398)	—	(584,398)
		30,380	(a)	11/05/17	2.707	3 month LIBOR	(1,245,147)	—	(1,245,147)
		4,220	(a)	11/05/22	3 month LIBOR	3.570	235,026	—	235,026
		8,450	(a)	11/05/22	3 month LIBOR	3.500	518,752	—	518,752
JPMorgan Securities, Inc.	EUR	5,310	(a)	08/07/20	3.653	6 month EURO	(154,130)	—	(154,130)
		10,600	(a)	08/10/20	3.530	6 month EURO	(377,621)	—	(377,621)
		1,450	(a)	08/07/40	6 month EURO	3.542	86,469	—	86,469
		2,900	(a)	08/10/40	6 month EURO	3.417	239,878	—	239,878
Royal Bank of Canada	CAD	8,770		11/03/15	3 month CDOR	2.140	155,316	—	155,316
		13,320		11/04/15	3 month CDOR	2.115	252,731	—	252,731
	EUR	11,710		11/08/15	2.118	6 month EURO	(214,179)	—	(214,179)
Royal Bank of Scotland PLC	GBP	18,150	(a)	06/15/13	1.500	6 month BP	(202,448)	(179,927)	(22,521)
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	281,109	—	281,109

TOTAL							$950,300	$1,054,946	$(104,646)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$844,238,188

Gross unrealized gain	47,039,931
Gross unrealized loss	(18,596,438)

Net unrealized security gain	$28,443,493

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 11.5%
Aerospace & Defense(a) — 0.2%
L-3 Communications Corp.
	$500,000	5.875%	01/15/15	$508,125
	600,000	6.375	10/15/15	615,000

				1,123,125

Automotive — 0.1%
FCE Bank PLC
EUR	50,000	7.250	07/15/13	70,323
Ford Motor Credit Co. LLC
	$355,000	7.800	06/01/12	375,412

				445,735

Banks — 2.1%
Akbank TAS
	3,000,000	5.125	07/22/15	3,030,000
Cie de Financement Foncier(b)
	1,700,000	2.125	04/22/13	1,714,465
DnB NOR Boligkreditt(b)
	2,000,000	2.100	10/14/15	1,901,994
ING Bank NV(b)
	2,500,000	2.500	01/14/16	2,438,543
Regions Bank
	1,050,000	7.500	05/15/18	1,076,250
Sparebanken 1 Boligkreditt(b)
	3,500,000	1.250	10/25/13	3,476,508
Stadshypotek AB(b)
	2,900,000	1.450	09/30/13	2,896,494

				16,534,254

Building Materials(a) — 0.3%
Cemex Finance LLC
	2,500,000	9.500	12/14/16	2,576,272

Distributor(a)(b) — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp.
	150,000	6.500	05/01/21	145,875

Energy — 3.1%
Brigham Exploration Co.(a)(b)
	785,000	8.750	10/01/18	843,875
Cimarex Energy Co.(a)
	2,000,000	7.125	05/01/17	2,075,000
Comstock Resources, Inc.(a)
	640,000	8.375	10/15/17	642,400
Continental Resources, Inc.(a)(b)
	100,000	7.125	04/01/21	105,000
EXCO Resources, Inc.(a)
	1,006,000	7.500	09/15/18	983,365
Forest Oil Corp.(a)
	130,000	8.500	02/15/14	142,025
Frac Tech Services LLC/Frac Tech Finance, Inc.(a)(b)
	250,000	7.125	11/15/18	254,375
Gaz Capital SA for Gazprom(c)
	5,950,000	9.250	04/23/19	7,288,750
Newfield Exploration Co.(a)
	1,721,000	6.625	04/15/16	1,768,327
Penn Virginia Corp.
	125,000	4.500	11/15/12	122,742

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
Petrohawk Energy Corp.(a)
$275,000	10.500%	08/01/14	$313,500
445,000	7.875	06/01/15	462,800
41,000	7.250	08/15/18	41,410
Petroleos de Venezuela SA(a)(b)
3,580,000	8.500	11/02/17	2,407,550
Plains Exploration & Production Co.(a)
2,624,000	7.750	06/15/15	2,735,520
Quicksilver Resources, Inc.(a)
2,688,000	8.250	08/01/15	2,788,800
SESI LLC(a)(c)(d)
115,000	1.500	12/15/26	117,996
Whiting Petroleum Corp.(a)
950,000	7.000	02/01/14	997,500
245,000	6.500	10/01/18	247,450

			24,338,385

Entertainment(a) — 0.1%
MU Finance PLC(b)
275,000	8.375	02/01/17	275,000
Universal City Development Partners Ltd.
489,000	8.875	11/15/15	520,785

			795,785

Gaming(a) — 0.4%
MGM Resorts International
3,025,000	10.375	05/15/14	3,395,562

Health Care — Medical Products(a) — 0.2%
Bausch & Lomb, Inc.
126,000	9.875	11/01/15	135,135
DJO Finance LLC/DJO Finance Corp.
1,530,000	10.875	11/15/14	1,667,700

			1,802,835

Health Care — Services(a) — 1.0%
Alliance HealthCare Services, Inc.
195,000	8.000	12/01/16	179,888
DaVita, Inc.
1,080,000	6.375	11/01/18	1,074,600
HCA, Inc.
1,468,000	9.125	11/15/14	1,539,565
4,280,000	9.250	11/15/16	4,574,250
345,000	9.625 (e)	11/15/16	369,581
Tenet Healthcare Corp.
110,000	8.875	07/01/19	124,575

			7,862,459

Lodging(a) — 0.0%
Felcor Lodging LP
224,000	10.000	10/01/14	250,880

Media — Cable(a) — 0.1%
Charter Communications Operating LLC(b)
600,000	8.000	04/30/12	630,000
GCI, Inc.
125,000	7.250	02/15/14	126,563

			756,563

Media — Non Cable(a) — 0.1%
Lamar Media Corp.
125,000	9.750	04/01/14	143,750
LIN Television Corp.
125,000	6.500	05/15/13	125,313

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media — Non Cable(a) — (continued)
Univision Communications, Inc.(b)
	$750,000	12.000%	07/01/14	$821,250

				1,090,313

Noncaptive — Financial — 1.0%
Ally Financial, Inc.
	125,000	6.875	08/28/12	130,313
	125,000	6.750	12/01/14	130,937
CIT Group Funding Co. of Delaware LLC(a)
	1,345,000	10.250	05/01/17	1,376,944
CIT Group, Inc.(a)
	3,592,000	7.000	05/01/14	3,618,940
International Lease Finance Corp.
	96,000	4.750	01/13/12	96,480
SLM Corp.
EUR	1,500,000	3.125	09/17/12	1,904,227
	$950,000	5.375	05/15/14	959,997

				8,217,838

Paper(a)(b) — 0.4%
Georgia-Pacific LLC
	2,447,000	8.250	05/01/16	2,762,051

Pipelines(a) — 0.1%
Carrizo Oil & Gas, Inc.(c)
	117,000	4.375	06/01/28	114,575
Goodrich Petroleum Corp.(c)
	863,000	3.250	12/01/26	850,533
Regency Energy Partners LP
	125,000	9.375	06/01/16	136,875

				1,101,983

Services Cyclical — Consumer Services(a) — 0.1%
Service Corp. International
	665,000	7.000	05/15/19	665,000

Services Cyclical — Rental Equipment(a) — 0.3%
Mobile Mini, Inc.
	135,000	9.750	08/01/14	141,750
RSC Equipment Rental, Inc.
	2,212,000	9.500	12/01/14	2,311,540

				2,453,290

Technology(a)(b) — 0.3%
Freescale Semiconductor, Inc.
	2,000,000	10.750	08/01/20	2,185,000

Transportation(a) — 0.0%
United Air Lines, Inc.(b)
	190,000	9.875	08/01/13	205,675
United Continental Holdings Corp.(c)
	125,000	5.000	02/01/21	125,700

				331,375

Wireless Telecommunications(a) — 1.4%
Crown Castle International Corp.
	547,000	9.000	01/15/15	604,435
Intelsat Subsidiary Holding Co. SA
	475,000	8.500	01/15/13	476,187
Nextel Communications, Inc.
	971,000	6.875	10/31/13	971,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Wireless Telecommunications(a) — (continued)
Sprint Capital Corp.
	$37,000	8.375%	03/15/12	$38,850
	3,500,000	6.875	11/15/28	3,053,750
Telemar Norte Leste SA
	2,000,000	5.500	10/23/20	1,925,754
Wind Acquisition Finance SA
EUR	2,500,000	11.750	07/15/17	3,758,344

				10,828,320

Wirelines Telecommunications(a) — 0.2%
Frontier Communications Corp.
	$697,000	7.875	04/15/15	757,987
Windstream Corp.
	664,000	8.625	08/01/16	697,200

				1,455,187

TOTAL CORPORATE OBLIGATIONS				$91,118,087

Mortgage-Backed Obligations — 50.5%
Adjustable Rate Non-Agency — 13.5%
American Home Mortgage Assets Series 2007-2, Class A1(f)
	$2,833,087	0.386%	03/25/47	$1,741,035
BCAP LLC Trust Series 2007-AA2, Class 2A7
	4,284,420	6.000	04/25/37	3,223,004
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1(f)
	1,555,949	0.481	08/25/36	929,604
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1(f)
	6,818,834	0.461	09/25/47	4,495,706
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1(f)
	1,266,178	0.521	12/25/35	912,776
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1(f)
	3,632,557	1.808	01/25/36	2,648,980
Countrywide Alternative Loan Trust Series 2005-81, Class A1(f)
	12,409,436	0.541	02/25/37	7,224,190
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A(f)
	2,689,194	1.708	11/25/47	1,467,180
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1(f)
	17,010,218	0.391	03/25/47	8,618,802
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-OA1, Class A1(f)
	761,823	0.461	02/25/47	503,222
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A(f)
	2,287,809	0.461	11/19/37	1,636,482
Harborview Mortgage Loan Trust Series 2006-14, Class 2A1A(f)
	118,835	0.411	01/25/47	75,412
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(f)
	1,756,739	2.636	08/25/35	1,414,659
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1(f)
	1,537,201	5.047	09/25/35	1,244,868
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1(f)
	10,214,066	5.214	11/25/35	7,925,446
Lehman XS Trust Series 2007-16N, Class 2A2(f)
	788,417	1.111	09/25/47	516,694
Lehman XS Trust Series 2007-7N, Class 1A1A(f)
	15,391,266	0.481	06/25/47	9,691,085
Luminent Mortgage Trust Series 2007-2, Class 2A1(f)
	3,832,494	0.491	05/25/37	2,238,216
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1(f)
	2,773,010	0.461	05/25/47	1,523,063
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(f)
	2,775,113	1.328	01/25/46	1,556,947

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
Residential Accredit Loans, Inc. Series 2006-QO10, Class A1(f)
	$9,888,423	0.421%	01/25/37	$5,940,941
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
	1,772,308	6.000	06/25/36	1,162,177
Residential Accredit Loans, Inc. Series 2006-QS8, Class A1
	6,669,772	6.000	08/25/36	4,496,036
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
	5,127,479	6.500	07/25/36	3,485,483
Residential Accredit Loans, Inc. Series 2007-QH2, Class A1(f)
	824,406	0.401	03/25/37	537,274
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1(f)
	3,059,239	6.272	11/25/37	1,511,202
Structured Adjustable Rate Mortgage Loan Trust Series 2006-04, Class 5A1(f)
	11,583,149	5.674	05/25/36	9,711,992
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1(f)
	2,350,050	1.788	03/25/46	1,403,424
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3(f)
	872,174	0.451	07/25/46	472,699
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A(f)
	926,910	0.471	08/25/36	587,469
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1(f)
	2,523,487	1.111	05/25/47	1,455,623
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A(f)
	752,257	0.491	04/25/45	635,064
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A(f)
	635,110	0.531	07/25/45	536,481
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4, Class 1A1A(f)
	9,426,447	1.268	05/25/46	7,651,960
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A(f)
	2,791,791	1.318	06/25/46	1,275,978
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A(f)
	9,482,791	1.098	05/25/47	6,224,735

				106,675,909

Collateralized Mortgage Obligations — 5.7%
Regular Floater(f) — 1.0%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(b)
	$1,200,000	1.684%	05/17/60	$1,198,413
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	2,560,860	1.061	12/25/35	1,803,143
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	404,898	1.380	01/20/44	506,727
Granite Mortgages PLC Series 2004-3, Class 2A2
	150,771	1.164	09/20/44	188,682
Holmes Master Issuer PLC Series 2010-1A, Class A2(b)
	$900,000	1.671	10/15/54	899,989
Permanent Master Issuer PLC Series 2006-1, Class 6A1
GBP	500,000	0.860	04/15/20	753,709
Silverstone Master Issuer Series 2010-1A, Class A1(b)
	$2,600,000	1.684	01/21/55	2,602,623

				7,953,286

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 4.3%
Banc of America Funding Corp. Series 2007-8, Class 2A1
$4,615,395	7.000%	10/25/37	$3,422,205
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
1,517,926	5.500	05/25/22	1,515,052
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
2,979,497	6.000	01/25/37	2,146,880
Countrywide Alternative Loan Trust Series 2007-06, Class A4
1,800,000	5.750	04/25/47	1,153,088
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
1,251,705	6.000	08/25/37	925,270
Credit Suisse Mortgage Capital Certificates Trust Series 2006-8, Class 4A1
1,275,254	6.500	10/25/21	932,309
Residential Accredit Loans, Inc. Series 06-QS2, Class 1A9
1,624,087	5.500	02/25/36	1,088,578
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
12,081,275	6.500	09/25/36	7,863,693
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
2,811,691	6.000	06/25/36	1,834,084
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
5,177,839	6.000	08/25/36	3,472,231
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
2,133,704	6.000	06/25/37	1,777,683
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 1A1
2,044,864	5.750	07/25/37	1,535,951
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
8,459,262	6.250	07/25/37	6,480,542

			34,147,566

Sequential Floating Rate(f) — 0.2%
Banc of America Funding Corp. Series 2007-2, Class 2A1
756,723	5.666	03/25/37	710,407
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,920,014	0.361	12/25/36	1,088,169

			1,798,576

Support — 0.2%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
1,456,424	5.500	04/25/36	1,080,048

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$44,979,476

Federal Agencies — 31.3%
Adjustable Rate FNMA(f) — 1.5%
$1,593,220	2.266%	10/01/34	$1,651,192
3,467,827	2.124	01/01/35	3,588,873
3,341,831	2.187	01/01/35	3,460,160
3,188,077	2.821	09/01/35	3,356,518

			12,056,743

FNMA — 28.6%
67,912	4.000	02/01/40	67,627
643,090	4.000	12/01/40	640,387
7,000,000	3.500	01/01/41	6,691,986
21,288,998	4.000	01/01/41	21,199,507
98,000,000	3.000	TBA — 15yr(g)	95,820,002
39,000,000	3.500	TBA — 15yr(g)	39,167,579
30,000,000	4.500	TBA — 30yr(g)	30,799,218

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$30,000,000	5.500%	TBA — 30yr(g)	$32,097,657

			226,483,963

GNMA(g) — 1.2%
10,000,000	3.500	TBA — 30yr	9,625,000

TOTAL FEDERAL AGENCIES			$248,165,706

TOTAL MORTGAGE-BACKED OBLIGATIONS			$399,821,091

Asset-Backed Securities(f) — 9.1%
Collateralized Loan Obligations — 7.4%
ARES CLO Funds Series 2003-7AW, Class A1A(b)
$1,153,419	0.636%	05/08/15	$1,109,965
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)
6,400,000	0.574	06/20/17	5,867,917
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
3,250,000	0.554	06/20/17	3,104,634
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
1,000,000	0.538	04/29/19	902,836
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(b)
7,145,733	0.548	10/23/21	6,234,209
DFR Middle Market CLO Ltd. Series 2007-1A, Class A1A(b)
1,392,560	0.549	07/20/19	1,336,913
Duane Street CLO Series 2007-4A, Class A1T(b)
6,315,591	0.516	11/14/21	5,735,624
Greywolf CLO Ltd. Series 2007-1A, Class A(b)
9,327,400	0.529	02/18/21	8,259,702
Katonah Ltd. Series 7A, Class A1(b)
1,940,563	0.546	11/15/17	1,812,777
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
6,982,428	0.636	05/15/21	6,381,939
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
1,900,397	1.039	10/15/17	1,801,995
Monument Park CDO Ltd. Series 2003 1A, Class A1(b)
4,398,254	0.839	01/20/16	4,247,174
Mountain View Funding CLO Series 2007-3A, Class A1(b)
6,938,124	0.504	04/16/21	6,401,078
Westchester CLO Ltd. Series 2007-1X, Class A1A
6,327,882	0.512	08/01/22	5,513,211

			58,709,974

Home Equity — 1.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)
844,622	1.261	10/25/37	810,594
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)
1,030,000	1.511	10/25/37	739,779
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)
2,040,000	1.711	10/25/37	1,110,912
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4
20,000,000	0.481	08/25/37	4,866,424
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4
11,762,000	0.511	10/25/36	4,998,281

			12,525,990

Student Loan(b) — 0.1%
US Education Loan Trust LLC Series 2006-1, Class A2
1,064,383	0.426	03/01/25	$1,046,058

TOTAL ASSET-BACKED SECURITIES			$72,282,022

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Debt Obligations — 6.3%
Sovereign — 6.3%
Dubai Government Bond
	$4,500,000	7.750%	10/05/20	$4,254,750
Government of Ireland
EUR	60,000	4.500	04/18/20	57,259
	820,000	5.000	10/18/20	793,422
	2,860,000	5.400	03/13/25	2,698,815
Mexican Bonos
MXN	66,463,900	10.000	12/05/24	6,709,055
	16,861,500	8.500	11/18/38	1,454,102
Mexican Cetes(h)
	99,660,000	0.000	02/10/11	8,027,996
Republic of Argentina
	$750,000	7.000	10/03/15	706,958
EUR	2,242,909	7.820 (f)	12/31/33	2,330,322
	22,930,000	0.000 (f)	12/15/35	3,983,377
Republic of Belarus
	$5,830,000	8.750	08/03/15	5,946,600
Republic of South Africa
ZAR	14,360,000	8.000	12/21/18	2,172,836
	61,010,000	6.750	03/31/21	8,365,802
Republic of Venezuela
	$540,000	5.750	02/26/16	382,050
	1,280,000	7.750	10/13/19	867,200
	990,000	8.250	10/13/24	636,075
	40,000	7.650	04/21/25	24,500
Russian Federation(d)
	617,550	7.500	03/31/30	714,042

TOTAL FOREIGN DEBT OBLIGATIONS				$50,125,161

Structured Notes — 2.3%
Egyptian Treasury Bills (Issuer Deutsche Bank AG)(b)(h)
EGP	10,300,000	0.000%	04/05/11	$1,735,474
Notas do Tesouro Nacional (Issuer Credit Suisse AG)
BRL	14,997,105	6.000	08/15/40	9,574,256
Notas do Tesouro Nacional (Issuer HSBC Corp.)(f)
	10,496,895	6.000	08/15/40	6,701,291

TOTAL STRUCTURED NOTES				$18,011,021

Municipal Debt Obligations — 1.8%
California — 0.9%
California State GO Bonds Build America Series 2009
	$300,000	7.350%	11/01/39	$303,858
California State GO Bonds Build America Taxable Series 2009
	500,000	7.500	04/01/34	517,375
	1,200,000	7.550	04/01/39	1,244,568
California State GO Bonds Build America Taxable Series 2010
	4,750,000	7.625	03/01/40	4,956,197

				7,021,998

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2007-Z-1
	650,000	5.000	07/01/42	$658,079

Illinois — 0.8%
Illinois State GO Bonds Build America Series 2010
	650,000	7.350	07/01/35	636,662

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
$8,075,000	5.100%	06/01/33	$6,041,473

			6,678,135

New York — 0.0%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
125,000	5.000	07/01/40	125,468

TOTAL MUNICIPAL DEBT OBLIGATIONS			$14,483,680

Government Guarantee Obligations(i) — 2.0%
FIH Erhvervsbank A/S(b)
$585,000	1.750%	12/06/12	$592,670
6,400,000	2.000	06/12/13	6,506,291
FIH Erhvervsbank AS(b)
6,000,000	2.450	08/17/12	6,150,072
ING Bank NV(b)
600,000	2.625	02/09/12	613,004
Landwirtschaftliche Rentenbank
1,500,000	5.000	02/15/13	1,620,801

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$15,482,838

U.S. Treasury Obligations — 7.6%
United State Treasury Bills(h)(j)
$2,000,000	0.000%	06/30/11	$1,998,100
United States Treasury Inflation Protected Securities
17,629,600	2.375	04/15/11	17,794,789
1,847,520	3.375	01/15/12	1,932,968
3,770,716	3.000	07/15/12	4,007,555
2,262,463	1.875	07/15/13	2,415,179
United States Treasury Notes
800,000	0.625 (j)	07/31/12	802,168
22,800,000	0.625	12/31/12	22,812,472
5,100,000	1.875	10/31/17	4,849,182
United States Treasury Principal-Only STRIPS(h)
8,900,000	0.000	05/15/30	3,786,060

TOTAL U.S. TREASURY OBLIGATIONS			$60,398,473

Senior Term Loans(k) — 0.8%
Automotive — 0.1%
Pinafore LLC
$986,621	6.250%	09/29/16	$999,082

Food & Beverages — 0.1%
Green Mountain Coffee Roasters, Inc.
250,000	5.500	12/16/16	249,793

Gaming — 0.1%
Caesars Entertainment Operating Co.
1,000,000	3.288	01/28/15	903,440

Noncaptive — Financial — 0.1%
American General Finance Corp.
1,000,000	7.250	04/21/15	1,014,140

Restaurants — 0.1%
Burger King Corp.
1,000,000	6.250	10/19/16	1,014,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(k) — (continued)
Retailers — 0.1%
Gymboree Corp.
$375,000	5.500%	11/23/17	$376,699

Services Cyclical — Business Services — 0.1%
First Data Corp.
1,000,000	3.011	09/24/14	923,750

Services Cyclical — Consumer Services — 0.1%
Viking Acquisition
685,000	6.000	11/05/16	684,575

TOTAL SENIOR TERM LOANS			$6,165,799

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$727,888,172

Short-term Investment(l) — 32.7%
Repurchase Agreement — 32.7%
Joint Repurchase Agreement Account II
$258,800,000	0.247%	01/03/11	$258,800,000
Maturity Value: $258,805,327

TOTAL INVESTMENTS — 124.6%			$986,688,172

LIABILITIES IN EXCESS OF OTHER ASSETS — (24.6)%			(194,974,866)

NET ASSETS — 100.0%			$791,713,306

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $100,266,297, which represents approximately 12.7% of net assets as of December 31, 2010.

(c) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2010.

(e) Pay-in-kind securities.

(f) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $207,509,456 which represents approximately 26.2% of net assets as of December 31, 2010.

(h) Issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Guaranteed by a foreign government until maturity.

(j) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

(k) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2010. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Bank of America Securities LLC	USD/NZD	03/16/11	$802,887	$27,867
Barclays Bank PLC	EUR/SEK	03/16/11	1,230,561	26,971
Citibank NA	USD/EUR	01/11/11	2,737,790	30,285
	USD/NZD	03/16/11	1,387,067	62,247
	USD/SEK	03/16/11	920,073	21,155
Credit Suisse International (London)	USD/EUR	03/16/11	2,478,195	14,847
Deutsche Bank AG (London)	AUD/NZD	03/16/11	2,528,525	1,800
	EUR/CAD	03/16/11	2,853,598	14,521
	EUR/USD	01/11/11	8,494,901	65,738
	USD/AUD	03/16/11	4,333,425	276,194
	USD/GBP	03/16/11	1,004,454	11,117
	USD/MXN	01/21/11	362,037	5,430
	USD/NZD	03/16/11	2,250,658	97,354
HSBC Bank PLC	EUR/CHF	03/16/11	2,319,216	123,002
	EUR/SEK	03/16/11	2,309,864	34,572
	GBP/EUR	03/16/11	2,431,713	57,169
	USD/EUR	03/16/11	4,593,010	10,706
JPMorgan Securities, Inc.	EUR/AUD	03/16/11	2,450,139	81,860
	EUR/NOK	03/16/11	3,728,480	133,726
	GBP/EUR	03/16/11	2,960,642	18,535
	GBP/USD	01/20/11	750,622	4,504
	USD/AUD	03/16/11	4,828,105	233,649
	USD/EUR	01/11/11	1,989,711	34,506
	USD/EUR	03/16/11	7,745,725	134,038
	USD/GBP	03/16/11	2,055,267	3,899
Morgan Stanley Capital Services, Inc.	MXN/USD	01/21/11	2,054,245	3,773
	MXN/USD	02/10/11	7,964,704	69,302
	USD/GBP	03/16/11	1,720,812	8,300
Royal Bank of Canada	EUR/CAD	03/16/11	4,949,710	62,138
	EUR/CHF	03/16/11	5,369,199	103,590
	USD/AUD	03/16/11	1,336,535	43,355
	USD/CAD	03/16/11	3,373,306	68,998
	USD/EUR	03/16/11	2,394,029	21,798
Royal Bank of Scotland	EUR/CAD	03/16/11	2,337,919	15,393
	USD/AUD	03/16/11	1,573,801	14,154
UBS AG (London)	EUR/CHF	03/16/11	2,402,045	106,011
	USD/CAD	03/16/11	1,796,058	6,447
	USD/JPY	03/16/11	2,461,352	80,352
	USD/NZD	03/16/11	1,444,185	32,755

TOTAL				$2,162,058

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Citibank NA	EUR/USD	03/16/11	$24,609,652	$(482,223)
	MXN/USD	01/21/11	1,760,762	(402)
	SEK/EUR	03/16/11	2,511,888	(29,685)
	USD/EUR	03/16/11	7,244,878	(34,370)
Credit Suisse International (London)	CHF/USD	03/16/11	1,746,008	(76,590)
	EUR/USD	01/11/11	1,595,041	(31,350)
	EUR/USD	03/16/11	2,325,896	(52,585)
	JPY/USD	03/16/11	4,747,578	(142,247)
Deutsche Bank AG (London)	AUD/JPY	03/16/11	1,429,386	(29,662)
	EUR/GBP	03/16/11	2,331,240	(39,410)
	MXN/USD	01/21/11	5,007,085	(30,010)
	ZAR/USD	01/31/11	10,553,126	(394,202)
HSBC Bank PLC	EUR/GBP	03/16/11	2,486,210	(15,619)
	EUR/USD	03/16/11	4,751,773	(22,760)
	NOK/SEK	03/16/11	1,478,665	(15,673)
JPMorgan Securities, Inc.	BRL/USD	01/18/11	4,284,619	(186,731)
	CAD/EUR	03/16/11	2,832,598	(25,759)
	CHF/EUR	03/16/11	2,553,781	(71,579)
	EUR/USD	01/11/11	5,086,023	(55,224)
	EUR/USD	03/16/11	19,650,961	(344,471)
	JPY/NOK	03/16/11	1,578,514	(15,339)
	USD/EUR	03/16/11	4,918,982	(759)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/16/11	2,304,521	(45,185)
Royal Bank of Canada	BRL/USD	01/18/11	12,032,111	(471,583)
	CAD/EUR	03/16/11	2,691,941	(8,010)
	EUR/USD	03/16/11	2,404,717	(27,169)
	JPY/USD	03/16/11	4,611,238	(127,080)
	USD/GBP	03/16/11	1,382,084	(8,022)
Royal Bank of Scotland	CHF/EUR	03/16/11	2,493,333	(115,335)
	CHF/USD	03/16/11	1,260,956	(33,835)
	EUR/USD	03/16/11	44,396,919	(945,483)
UBS AG (London)	CHF/EUR	03/16/11	2,428,039	(118,175)
	CHF/USD	03/16/11	7,469,020	(435,531)
	EUR/USD	03/16/11	6,932,885	(146,598)
	JPY/USD	03/16/11	2,343,434	(50,435)
	USD/GBP	03/16/11	2,296,722	(19,212)

TOTAL				$(4,648,303)

FORWARD SALES CONTRACTS — At December 31, 2010, the Fund had the following forward sales contracts(g):

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	01/13/11	$(7,000,000)	$(6,685,000)
FNMA	4.000	TBA — 30yr	01/13/11	(22,000,000)	(21,884,843)

TOTAL (Proceeds Receivable $28,113,750)					$(28,569,843)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Japan 10 Year Government Bond	(20)	March 2011	$(34,637,271)	$(209,237)
Ultra Long U.S. Treasury Bonds	(25)	March 2011	(3,177,344)	(132,854)
10 Year German Euro-Bund	348	March 2011	58,273,207	130,721
5 Year U.S. Treasury Notes	(115)	March 2011	(13,537,656)	(50,512)
10 Year U.S. Treasury Notes	630	March 2011	75,875,625	388,761
30 Year U.S. Treasury Bonds	(112)	March 2011	(13,678,000)	(163,341)

TOTAL				$(36,462)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Citibank NA	GBP	13,720	(a)	06/15/14	1.750%	6 month BP	$(340,069)	$(388,271)	$48,202
	EUR	7,130		11/05/15	2.096	6 month EURO	(138,082)	—	(138,082)
		53,200	(a)	06/15/16	2.250	6 month EURO	(1,536,124)	(1,696,256)	160,132
		17,390	(a)	08/10/20	2.950	6 month EURO	(1,155,951)	—	(1,155,951)
		4,810	(a)	08/10/40	6 month EURO	2.863%	890,696	—	890,696
Credit Suisse First Boston Corp.	GBP	25,900	(a)	06/15/13	1.500	6 month BP	(288,894)	(292,822)	3,928
		8,850	(a)	06/15/14	1.750	6 month BP	(219,360)	(208,288)	(11,072)
		$9,100	(a)	06/15/18	2.250	3 month LIBOR	(501,720)	(195,000)	(306,720)
	EUR	700	(a)	08/06/20	3.764	6 month EURO	(16,171)	—	(16,171)
		10,300	(a)	08/10/20	3.504	6 month EURO	(381,176)	—	(381,176)
		$5,200	(a)	06/15/26	3 month LIBOR	3.250	456,793	223,674	233,119
	EUR	200	(a)	08/06/40	6 month EURO	3.630	8,689	—	8,689
		2,700	(a)	08/10/40	6 month EURO	3.323	270,232	—	270,232
		$5,100	(a)	06/15/41	3 month LIBOR	3.750	412,595	5,011	407,584
Deutsche Bank Securities, Inc.		131,600	(a)	11/02/14	3 month LIBOR	1.645	2,338,812	—	2,338,812
		5,100	(a)	02/28/15	3 month LIBOR	1.414	82,689	—	82,689
		5,300	(a)	06/15/16	3 month LIBOR	1.750	198,319	5,209	193,110
	EUR	50,700	(a)	06/15/16	2.250	6 month EURO	(1,466,154)	(1,325,326)	(140,828)
		$110,000	(a)	11/02/17	2.750	3 month LIBOR	(4,262,764)	—	(4,262,764)
		14,400	(a)	06/15/18	3 month LIBOR	2.250	793,931	301,321	492,610
		1,500%		10/20/20	2.560	3 month LIBOR	(95,562)	—	(95,562)
		86,600	(a)	06/15/21	3 month LIBOR	2.750	6,381,145	6,373,852	7,293
		30,200	(a)	11/02/22	3 month LIBOR	3.545	1,735,273	—	1,735,273
		900		02/15/26	3 month LIBOR	3.152	74,926	—	74,926
		10,500	(a)	06/15/41	3 month LIBOR	3.750	849,461	104,167	745,294
		10,500	(a)	06/15/41	3.750	3 month LIBOR	(849,461)	(607,500)	(241,961)
JPMorgan Securities, Inc.	GBP	12,200	(a)	06/15/13	1.500	6 month BP	(136,081)	(180,806)	44,725
		2,690	(a)	06/15/14	1.750	6 month BP	(66,675)	(36,836)	(29,839)
	CAD	9,800	(a)	06/15/16	6 month CDOR	2.250	254,444	212,536	41,908
	EUR	730	(a)	08/07/20	3.653	6 month EURO	(21,189)	—	(21,189)
		1,620	(a)	08/10/20	3.530	6 month EURO	(57,712)	—	(57,712)
		$7,900	(a)	06/15/21	3 month LIBOR	2.750	582,114	723,812	(141,698)
		7,400	(a)	06/15/26	3 month LIBOR	3.250	650,052	99,900	550,152
	EUR	200	(a)	08/07/40	6 month EURO	3.542	11,927	—	11,927
		440	(a)	08/10/40	6 month EURO	3.417	36,395	—	36,395
Royal Bank of Canada	CAD	8,080		11/03/15	6 month CDOR	2.140	143,096	—	143,096
		12,250		11/04/15	6 month CDOR	2.115	232,429	—	232,429
	EUR	10,770		11/08/15	2.118	6 month EURO	(196,986)	—	(196,986)
	CAD	6,000	(a)	06/15/16	6 month CDOR	2.250	155,853	133,609	22,244
UBS AG (London)	EUR	1,450	(a)	06/15/18	2.500	6 month EURO	(71,461)	(66,120)	(5,341)
		44,540	(a)	04/22/20	3.395	6 month EURO	(1,814,133)	—	(1,814,133)
		12,440	(a)	04/22/40	6 month EURO	3.158	1,664,390	—	1,664,390

TOTAL							$4,608,536	$3,185,866	$1,422,670

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		December 31,		Payments
	Referenced	Amount	(paid) by	Termination	2010	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	Spanish Government Bond 5.500%, 7/30/17	$7,000	(1.000)%	12/20/15	346	$728,780	$482,010	$246,770
Barclays Bank PLC	French Republic 4.250%, 4/25/19	12,950	(0.250)	12/20/20	121	1,017,569	836,083	181,486
Citibank NA	Spanish Government Bond 5.500%, 7/30/17	4,310	(1.000)	12/20/15	346	448,720	251,663	197,057
	Portugal Obrigacoes Do Tesouro 5.450%, 9/23/13	6,200	(1.000)	12/20/15	498	982,399	837,093	145,306
	Republic of Italy 6.875%, 9/27/23	12,290	(1.000)	03/20/16	238	778,909	704,313	74,596
	French Republic 4.250%, 4/25/19	7,300	(0.250)	12/20/20	121	573,610	359,012	214,598
Credit Suisse First Boston Corp.	Spanish Government Bond 5.500%, 7/30/17	4,550	(1.000)	12/20/15	346	473,707	416,293	57,414
	Portugal Obrigacoes Do Tesouro 5.450%, 9/23/13	8,070	(1.000)	12/20/15	498	1,278,703	1,017,335	261,368
Deutsche Bank Securities, Inc.	Republic of Italy 6.875%, 9/27/23	3,180	(1.000)	03/20/16	238	201,540	180,817	20,723
	French Republic 4.250%, 4/25/19	25,840	(0.250)	12/20/20	121	2,030,424	1,464,436	565,988
JPMorgan Securities, Inc.	Spanish Government Bond 5.500%, 7/30/17	4,200	(1.000)	12/20/15	346	437,268	387,567	49,701
Morgan Stanley Capital Services, Inc.	Republic of Italy 6.875%, 9/27/23	5,230	(1.000)	12/20/15	236	313,593	245,463	68,130
	French Republic 4.250%, 4/25/19	18,000	(0.250)	12/20/20	121	1,414,382	1,067,718	346,664
Protection Sold:
Credit Suisse First Boston Corp.	CDX North America Investment Grade Index	48,000	5.000	12/20/15	428	1,517,594	1,362,464	155,130
	Markit LCDX Index	16,000	2.500	12/20/15	250	14,251	(166,886)	181,137
	Republic of Ireland 4.250%, 4/18/20	3,900	1.000	12/20/15	623	(771,158)	(633,899)	(137,259)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index	48,000	5.000	12/20/15	428	1,517,595	1,248,624	268,971

TOTAL						$12,957,886	$10,060,106	$2,897,780

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$11,100	06/20/11	3.670%	$(339,540)	$(319,680)	$(19,860)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	11,100	06/20/11	3.670%	(288,058)	(319,680)	31,622
Morgan Stanley Capital Services, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	19,400	06/17/11	3.775%	(695,542)	(570,360)	(125,182)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.775% versus the 3 month LIBOR maturing on June 21, 2021	19,400	06/17/11	3.775%	(428,170)	(570,360)	142,190

TOTAL					$(1,751,310)	$(1,780,080)	$28,770

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding June 30, 2010	$—	$—

Contracts Written	61,000	(1,780,080)

Contracts Outstanding December 31, 2010	$61,000	$(1,780,080)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$982,762,547

Gross unrealized gain	7,989,006
Gross unrealized loss	(4,063,381)

Net unrealized security gain	$3,925,625

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of December 31, 2010:

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Core Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$427,265,296	$—
Mortgage-Backed Obligations	—	936,128,855	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	98,455,129	11,576,225	—
Asset-Backed Securities	—	57,931,439	—
Foreign Debt Obligations	—	42,075,502	—
Municipal Debt Obligations	—	18,691,561	—
Government Guarantee Obligations	—	233,551,667	—
Common Stock and/or Other Equity Investments	—	1,275,588	—
Short-term Investments	—	418,100,000	—
Derivatives	396,612	15,313,373	—

Total	$98,851,741	$2,161,909,506	$—

Liabilities
Fixed Income – Mortgage-Backed Obligations Forward Sales Contracts	$—	$(68,320,702)	$—
Derivatives	(4,239,235)	(10,757,184)	—

Total	$(4,239,235)	$(79,077,886)	$—

Core Plus Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$58,505,411	$—
Mortgage-Backed Obligations	—	161,582,197	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	3,731,223	4,980,520	—
Asset-Backed Securities	—	48,132,912	—
Foreign Debt Obligations	—	8,375,838	—
Structured Notes	—	5,444,090	—
Municipal Debt Obligations	—	3,792,195	—
Government Guarantee Obligations	—	26,570,473	—
Common Stock and/or Other Equity Investments	—	372,047	—
Short-term Investments	—	82,500,000	—
Derivatives	265,885	5,151,705	—

Total	$3,997,108	$405,407,388	$—

Liabilities
Fixed Income – Mortgage-Backed Obligations Forward Sales Contracts	$—	$(2,984,297)	$—
Derivatives	(287,294)	(6,242,502)	—

Total	$(287,294)	$(9,226,799)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Global Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$293,546,140	$112,021,347	$—
Corporate Obligations	—	178,684,224	—
Asset-Backed Securities	—	23,738,980	—
Mortgage-Backed Obligations	—	171,245,599	—
Government Guarantee Obligations	—	40,263,317	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	13,299,994	—	—
Short-term Investments	—	39,817,891	—
Derivatives	355,448	15,565,806	—

Total	$307,201,582	$581,337,164	$—

Liabilities
Derivatives	$(102,846)	$(16,163,151)	$—

Strategic Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$91,118,087	$—
Mortgage-Backed Obligations	—	399,821,091	—
Asset-Backed Securities	—	72,282,022	—
Foreign Debt Obligations	—	50,125,161	—
Structured Notes		18,011,021
Municipal Debt Obligations	—	14,483,680	—
Government Guarantee Obligations	—	15,482,838	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	60,398,473	—	—
Senior Term Loans	—	6,165,799	—
Short-term Investments	—	258,800,000	—
Derivatives	519,482	34,115,363	—

Total	$60,917,955	$960,405,062	$—

Liabilities
Fixed Income – Mortgage-Backed Obligations Forward Sales Contracts	$—	$(28,569,843)	$—
Derivatives	(555,944)	(20,786,496)

Total	$(555,944)	$(49,356,339)	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, swaps (“swaptions”), currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked to market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of December 31, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to the Funds contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Core Fixed Income

Risk	Assets	Liabilities

Interest rate	$14,007,051	$(12,946,138	)(a)

Credit	361,359	(84,722	)(a)

Currency	1,341,575	(1,965,559)

Total	$15,709,985	$(14,996,419)

Core Plus Fixed Income

Risk	Assets	Liabilities

Interest rate	$4,501,967	$(5,731,790	)(a)

Credit	505,865	—

Currency	409,758	(798,006)

Total	$5,417,590	$(6,529,796)

Global Income

Risk	Assets	Liabilities

Interest rate	$8,397,957	$(7,195,055	)(a)

Currency	7,523,297	(9,070,942)

Total	$15,921,254	$(16,265,997)

Strategic Income

Risk	Assets	Liabilities

Interest rate	$18,743,743	$(15,922,979	)(a)

Credit	13,729,044	(771,158	)(a)

Currency	2,162,058	(4,648,303)

Total	$34,634,845	$(21,342,440)

(a) Aggregate of amounts include $7,366,807, $4,652,069, $7,092,209 and $14,386,883 for Core Fixed Income, Core Plus Fixed Income, Global Income and Strategic Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Core Fixed Income	$418,100,000

Core Plus Fixed Income	82,500,000

Strategic Income	258,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,500,000,000	0.25%	01/03/11	$1,500,031,250

BNP Paribas Securities Co.	2,000,000,000	0.15	01/03/11	2,000,025,000

BNP Paribas Securities Co.	800,000,000	0.18	01/03/11	800,012,000

Citibank N.A.	250,000,000	0.31	01/03/11	250,006,458

Citigroup Global Markets, Inc.	1,250,000,000	0.31	01/03/11	1,250,032,291

Credit Suisse Securities (USA) LLC	500,000,000	0.15	01/03/11	500,006,250

Credit Suisse Securities (USA) LLC	525,000,000	0.20	01/03/11	525,008,750

Deutsche Bank Securities, Inc.	1,090,000,000	0.28	01/03/11	1,090,025,433

JPMorgan Securities	750,000,000	0.20	01/03/11	750,012,500

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

JPMorgan Securities	$490,000,000	0.30%	01/03/11	490,012,250

Merrill Lynch & Co., Inc.	1,700,000,000	0.25	01/03/11	1,700,035,417

RBS Securities, Inc.	750,000,000	0.20	01/03/11	750,012,500

RBS Securities, Inc.	1,250,000,000	0.40	01/03/11	1,250,041,667

UBS Securities LLC	305,000,000	0.30	01/03/11	305,007,625

Wells Fargo Securities LLC	4,250,000,000	0.25	01/03/11	4,250,088,542

TOTAL				$17,410,357,933

At December 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	4.50 to 7.35%	10/17/12 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.00	12/16/15

Federal Home Loan Bank	1.375 to 8.290	06/08/12 to 03/14/36

Federal Home Loan Mortgage Corp.	0.00 to 8.00	01/07/11 to 05/01/48

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.00	01/15/12 to 01/15/28

Federal National Mortgage Association	0.00 to 10.35	02/01/11 to 12/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.00	11/15/12 to 01/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.00	03/23/28

Government National Mortgage Association	4.00 to 6.00	11/15/24 to 11/15/40

U.S. Treasury Interest-Only Stripped Securities	0.00	01/31/11 to 08/15/14

U.S. Treasury Notes	0.625 to 11.250	04/30/11 to 08/15/20

The aggregate market value of the collateral, including accrued interest, was $17,773,671,159.
Senior Term Loans — The Strategic Income Fund may invest in Senior Term Loans, which are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), and contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2011

* Print the name and title of each signing officer under his or her signature.